UNITED STATES.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders

December 31, 2021

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2021

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors that may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by several factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2021 (the “Reporting Period”), the economy continued its rebound from the sharp contraction caused by the COVID-19 pandemic. Real gross domestic product (“GDP”) increased at an annual rate of 2.3 percent in the third quarter. This growth rate was nonetheless a deceleration from the second quarter growth rate, as a resurgence of COVID-19 cases resulted in new restrictions and delays in reopening the economy. The pace of economic growth then picked up during the fourth quarter with real GDP increasing at a 6.9 percent annual rate (advance estimate). The acceleration in economic growth was fueled by inventory rebuilding and an uptick in consumer spending.

Labor market conditions continued to improve during the Reporting Period. The seasonally adjusted national unemployment rate was 3.9 percent in December. Employment continued to trend up in leisure and hospitality, professional and business services, manufacturing, construction, and transportation sectors. The labor force participation rate was unchanged at 61.9 percent in December but remains 1.5 percentage points lower than in February 2020. Average hourly earnings increased at a 4.7 percent annual rate in December. Many economists believe that the economy is approaching a level close to maximum employment.

Key measures of inflation remained significantly elevated above the Federal Reserve’s (the “Fed”) 2.0 percent inflation target during the Reporting Period. The headline Consumer Price Index (“CPI”) increased at an annual rate of 7.0 percent in December, the most in four decades. The core CPI (which excludes food and energy costs) increased at an annual rate of 5.5 percent in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditure Index, increased at an annual rate of 4.9 percent in December. Materials shortages, limited labor supply, and transportation bottlenecks have all contributed to the recent increase in prices.

The Federal Open Market Committee (“FOMC”) met on December 15 and left the federal funds rate unchanged at 0 to 1⁄4 percent. However, in response to persistently elevated inflation readings, it decided to double the pace of its quantitative easing taper which it first announced in November. The taper is expected to be complete by as early as March. The Fed’s guidance on interest rate hikes also changed slightly and is now more focused on labor market conditions (i.e., future assessments of maximum employment) rather than price stability. The FOMC is still expected to raise interest rates by the same amount, but interest rate hikes will likely start sooner than originally anticipated. Yields on benchmark 10-year and 30-year Treasuries moved higher at the end of the Reporting Period as the market priced in sooner than expected rate hikes.

Credit quality in the investment grade municipal bond market has held up very well. State and local governments are flush with cash thanks in large part to COVID-19 relief. State and local tax revenues have soared as nominal profits and incomes have risen. Property, corporate, sales, and individual tax revenues have all risen sharply thanks to a strong economic recovery, a frothy stock market, a strong housing market, and ongoing federal assistance. Moreover, state and local governments are set for another large multi-year infusion of cash from the infrastructure package which was passed in early November.

Intermediate and longer-term investment grade municipal bonds provided modest positive returns during the Reporting Period. Shorter-term investment grade municipal bonds provided flat to slightly negative returns during the Reporting Period. The Bloomberg Municipal Bond Index (“Muni Index”) provided a total return (which includes prices changes plus interest) of 0.45 percent for the six month period ended December 31, 2021. Taxable municipal bonds outperformed tax-exempts bonds with the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) returning 0.64 percent. The Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”) provided a total return of -0.58 percent.

i

Longer-dated investment grade municipal bonds outperformed shorter-dated municipal bonds during the Reporting Period. Municipal bonds with maturities longer than 20 years provided the highest returns, whereas municipal bonds with maturities in the range of 1-4 years provided the lowest returns. Additionally, lower-rated bonds generally outperformed higher-rated bonds with bonds rated “BBB” providing the highest returns. The Muni Index holds a higher percentage of bonds rated “BBB” than any of our single-state municipal bond funds.

A discussion of the performance of each of our funds for the six month period ended December 31, 2021 follows:

The Kentucky Tax-Free Income Series provided a total return of 0.52 percent during the Reporting Period and slightly outperformed the Muni Index. The Kentucky Tax-Free Short-to-Medium Series provided a total return of -0.15 percent. The Kentucky Tax-Free Short-to-Medium Series had a shorter duration (2.63 years) than the Muni Index (5.05 years), which led to its slight underperformance during the Reporting Period.

The Tennessee Tax-Free Income Series provided a total return of 0.28 percent during the Reporting Period. The Tennessee Tax-Free Short-to-Medium Series provided a total return of -0.22 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series had shorter durations (3.73 years and 2.82 years, respectively) than the Muni Index (5.05 years), which led to their slight underperformance during the Reporting Period.

The North Carolina Tax-Free Income Series provided a total return of 0.41 percent during the Reporting Period. The North Carolina Tax-Free Short-to-Medium Series provided a total return of -0.05 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series had shorter durations (4.81 and 3.21 years, respectively) than the Muni Index (5.05 years), which led to their slight underperformance during the Reporting Period.

The Alabama Tax-Free Income Series provided a total a total return of 0.36 percent during the Reporting Period. The Alabama Tax-Free Income Series had a shorter duration (4.58 years) than the Muni Index (5.05 years), which led to its slight underperformance during the Reporting Period.

The Mississippi Tax-Free Income Series provided a total return of 0.31 percent during the Reporting Period. The Mississippi Tax-Free Income Series had a shorter duration (4.34 years) than the Muni Index (5.05 years), which led to its slight underperformance during the Reporting Period.

The Intermediate Government Bond Series provided a total return of -0.56 percent which was in line with the performance of the Intermediate Government Bond Index during the Reporting period.

The Taxable Municipal Bond Series provided a total return of 0.69 percent during the Reporting Period which was slightly better than the performance of the Taxable Muni Index during the Reporting Period.

It should be noted that the Bloomberg indices do not take into consideration any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2021. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2021	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	2.01%
Aa/AA	92.84%
A	2.00%
Not Rated	3.15%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	26.20%
School Improvement	21.00%
University Consolidated Education and Building Revenue	13.37%
Public Facilities Revenue	11.79%
Municipal Utility Revenue	11.71%
Miscellaneous Public Improvement	5.48%
Refunding	4.97%
Hospital and Healthcare Revenue	2.19%
Turnpikes/Toll Road/Highway Revenue	1.11%
Other Assets Less Liabilities	2.18%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	50.51%
A	47.87%
Baa/BBB	0.01%
Not Rated	1.61%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	32.07%
School Improvement	16.58%
University Consolidated Education and Building Revenue	13.29%
Municipal Utility Revenue	9.03%
Prerefunded	6.73%
Public Facilities Revenue	5.43%
Hospital and Healthcare Revenue	4.75%
Turnpikes/Toll Road/Highway Revenue	4.12%
Refunding	2.87%
Airport Revenue	0.72%
Ad Valorem Property	0.31%
State and Local Mortgage/Housing Revenue	0.01%
Other Assets Less Liabilities	4.09%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	0.39%
Aa/AA	33.98%
A	64.58%
Not Rated	1.05%

100.00%

COMPOSITION
% of Net Assets
School Improvement	23.24%
Miscellaneous Public Improvement	22.99%
Public Facilities Revenue	15.75%
Turnpikes/Toll Road/Highway Revenue	10.94%
University Consolidated Education and Building Revenue	9.69%
Municipal Utility Revenue	7.03%
Prerefunded	2.66%
Refunding	1.89%
Ad Valorem Property	1.65%
Airport Revenue	1.27%
Other Assets Less Liabilities	2.89%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	89.36%
A	8.34%
Not Rated	2.30%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	28.43%
Prerefunded	21.34%
Municipal Utility Revenue	8.69%
Miscellaneous Public Improvement	8.46%
Turnpikes/Toll Road/Highway Revenue	7.72%
Ad Valorem Property	6.39%
Public Facilities Revenue	5.54%
School Improvement	3.92%
Refunding	2.98%
Hospital and Healthcare Revenue	1.49%
Other Assets Less Liabilities	5.04%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2021	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	6.17%
Aa/AA	78.90%
A	13.76%
Not Rated	1.17%

100.00%

COMPOSITION
% of Net Assets
School Improvement	17.64%
Public Facilities Revenue	17.21%
Municipal Utility Revenue	14.64%
Prerefunded	14.25%
University Consolidated Education and Building Revenue	12.31%
Refunding	6.17%
Hospital and Healthcare Revenue	5.51%
Miscellaneous Public Improvement	3.62%
Turnpikes/Toll Road/Highway Revenue	3.54%
Airport Revenue	3.21%
Lease Revenue	1.04%
Other Assets Less Liabilities	0.86%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	2.18%
Aa/AA	64.25%
A	33.57%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	23.00%
Municipal Utility Revenue	15.85%
Refunding	14.09%
School Improvement	10.59%
Public Facilities Revenue	10.44%
Prerefunded	6.12%
Turnpikes/Toll Road/Highway Revenue	3.72%
Hospital and Healthcare Revenue	3.38%
Miscellaneous Public Improvement	2.34%
Ad Valorem Property	2.01%
Lease Revenue	1.87%
Escrowed to Maturity	1.62%
Airport Revenue	0.73%
Other Assets Less Liabilities	4.24%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.74%
Aa/AA	77.21%
A	19.05%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	26.46%
Prerefunded	24.41%
School Improvement	13.77%
Hospital and Healthcare Revenue	8.82%
Miscellaneous Public Improvement	8.31%
Refunding	5.49%
University Consolidated Education and Building Revenue	4.02%
Airport Revenue	3.67%
Public Facilities Revenue	3.52%
Other Assets Less Liabilities	1.53%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	83.15%
A	16.46%
NR	0.39%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	23.21%
Refunding	21.33%
School Improvement	19.26%
Public Facilities Revenue	19.21%
University Consolidated Education and Building Revenue	9.31%
Airport Revenue	1.96%
Prerefunded	1.89%
Miscellaneous Public Improvement	0.72%
Other Assets Less Liabilities	3.11%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2021	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	61.64%
Federal Home Loan Bank	32.59%
Federal Home Loan Mortgage Corporation	4.17%
Other Assets Less Liabilities	1.60%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.52%
Aa/AA	87.68%
A	8.80%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	34.00%
Public Facilities Revenue	15.63%
Prerefunded	8.70%
School Improvement	7.91%
Refunding	7.39%
University Consolidated Education and Building Revenue	7.34%
Miscellaneous Public Improvement	5.29%
Turnpikes/Toll Road/Highway Revenue	3.26%
Marina/Port Authority Revenue	2.37%
Ad Valorem Property	2.02%
Hospital and Healthcare Revenue	2.00%
Mass Transit	1.98%
Airport Revenue	0.99%
Other Assets Less Liabilities	1.12%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.20% of Net Assets
AL Federal Aid Highway Finance Authority	4.000%	06/01/2037	Aa1	$250,000	$294,233
Alabaster AL Board of Education Special Tax Warrants**	5.000	09/01/2039	A1	600,000	673,302
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	290,030
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	576,076
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	170,363
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	256,311
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	206,350
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	274,840
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	494,712
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	284,284
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	329,130
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	347,287
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	272,288
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	400,831
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	159,326
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	245,000	251,838
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	255,000	262,178
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	481,392
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	839,090
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	382,333
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	334,293

					7,580,487
SCHOOL IMPROVEMENT BONDS
21.00% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	135,815
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	453,781
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	360,955
Elmore County AL Board of Education	4.000	08/01/2036	Aa3	225,000	265,881
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	294,443
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	271,930
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	275,043
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	385,028
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	374,312
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	191,499
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	430,303
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	770,411
Marshall County AL Board of Education Special Tax School Warrants**	4.000	03/01/2033	A2	250,000	277,073
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	276,133
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	409,623
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	274,813
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	30,099
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	300,128
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	299,853

					6,077,123
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.37% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	391,003
AL State Public School & College Authority	4.000	11/01/2038	Aa1	250,000	301,065
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	428,078
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	283,758
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	346,086
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	243,194
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	242,577
University of AL Huntsville General Fee Revenue	5.000	09/01/2037	Aa3	250,000	304,805
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	615,970

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of AL Huntsville General Fee Revenue	5.000%	09/01/2038	Aa3	$435,000	$529,787
University of South AL	5.000	04/01/2044	A1	150,000	183,855

					3,870,178
PUBLIC FACILITIES REVENUE BONDS
11.79% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	271,277
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,188
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,788
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,363
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	607,365
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	303,345
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	287,775
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	562,475
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	435,470
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	118,788
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	141,870
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	292,690

					3,412,394
MUNICIPAL UTILITY REVENUE BONDS
11.71% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	237,992
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	118,481
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	277,468
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	285,048
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	256,307
Coosa Valley Water Supply	4.000	10/01/2036	AA-*	150,000	178,995
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	139,283
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	446,934
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	286,178
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	428,973
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	177,575
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	269,360
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	287,108

					3,389,702
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.48% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	271,583
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	293,443
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	308,847
Birmingham AL Warrants	4.000	06/01/2046	Aa3	600,000	710,453

					1,584,326
REFUNDING BONDS
4.97% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	614,375
Northport AL Warrants**	5.000	08/01/2040	AA*	735,000	823,016

					1,437,391
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.19% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	632,528

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.11% of Net Assets
AL State Highway Finance Corporation	5.000%	08/01/2040	Aa2	$250,000	$321,848

Total Investments 97.82% of Net Assets (cost $26,506,003) (See (a) below for further explanation)					$28,305,977

Other assets in excess of liabilities 2.18%					630,226

Net Assets 100%					$28,936,203

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $26,506,003 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,804,940
Unrealized depreciation	(4,966)

Net unrealized appreciation	$1,799,974

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	28,305,977
Level 3	Significant Unobservable Inputs	—

$28,305,977

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $26,506,003)		$28,305,977
Cash		430,429
Interest receivable		306,278

Total assets		29,042,684
LIABILITIES:
Payable for:
Distributions to shareholders	86,870
Fund shares redeemed	3,235
Investment advisory fee	5,475
Transfer agent fee	7,361
Professional fees	1,216
Custodian expense	354
Trustees fees	234
Accrued expenses	1,736

Total liabilities		106,481

NET ASSETS:
Capital		27,133,877
Total distributable earnings		1,802,326

Net assets at value		$28,936,203

NET ASSET VALUE, offering price and redemption price per share (2,266,621 shares outstanding; unlimited number of shares authorized; no par value)		$12.77

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$403,320

Expenses:
Investment advisory fee	71,930
Transfer agent fee	20,288
Custodian expense	3,800
Professional fees	3,009
Compliance fees	3,630
Pricing fees	3,805
Registration fees	4,746
Trustees fees	1,477
Other expenses	3,337

Total expenses	116,022
Fees waived by Adviser (Note 2)	(15,160)
Custodian expense reduction (Note 7)	(13)

Net expenses	100,849

Net investment income	302,471

Realized and unrealized gain/(loss) on investments:
Net realized gain	2,352
Net change in unrealized appreciation/depreciation	(199,281)

Net realized and unrealized loss on investments	(196,929)

Net increase in net assets resulting from operations	$105,542

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$302,471	$625,892
Net realized gain on investments	2,352	73,063
Net change in unrealized appreciation/depreciation	(199,281)	100,184

Net increase in net assets resulting from operations	105,542	799,139
Total distributions (Note 6)	(304,129)	(625,892)
Net Fund share transactions (Note 4)	925,678	681,869

Total increase	727,091	855,116
Net assets:
Beginning of period	28,209,112	27,353,996

End of period	$28,936,203	$28,209,112

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.86		$12.78	$12.43	$12.08	$12.29	$12.77

Income from investment operations:
Net investment income	0.14		0.29	0.33	0.34	0.36	0.37
Net gains/(losses) on investments	(0.09)		0.08	0.35	0.35	(0.21)	(0.48)

Total from investment operations	0.05		0.37	0.68	0.69	0.15	(0.11)
Less distributions:
Distributions from net investment income	(0.14)		(0.29)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$12.77		$12.86	$12.78	$12.43	$12.08	$12.29

Total return	0.36%	(b)	2.93%	5.49%	5.80%	1.24%	(0.82)%
Net assets, end of period (in thousands)	$28,936		$28,209	$27,354	$26,154	$25,255	$26,555
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	(c)	0.80%	0.82%	0.84%	0.82%	0.78%
Ratio of net investment income to average net assets	2.12%	(c)	2.26%	2.58%	2.79%	2.96%	3.00%
Portfolio turnover	1.08%	(b)	13.38%	6.98%	16.54%	13.83%	6.95%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
32.07% of Net Assets
KY Association of Counties	4.000%	2/1/2028	AA-*	$345,000	$403,712
KY Association of Counties	4.000	2/1/2029	AA-*	240,000	284,604
KY Association of Counties	5.000	2/1/2030	AA-*	385,000	481,982
KY Association of Counties	5.000	2/1/2031	AA-*	255,000	318,059
KY Association of Counties	4.000	2/1/2033	AA-*	420,000	475,096
KY Association of Counties	4.000	2/1/2034	AA-*	435,000	492,899
KY Association of Counties	4.000	2/1/2035	AA-*	690,000	796,439
KY Association of Counties	4.000	2/1/2035	AA-*	460,000	519,023
KY Association of Counties	4.000	2/1/2037	AA-*	745,000	856,162
KY Association of Counties	4.000	2/1/2038	AA-*	3,165,000	3,629,306
KY Association of Counties	4.000	2/1/2039	AA-*	1,000,000	1,144,820
KY Bond Corporation Finance Program	3.000	2/1/2032	AA-*	550,000	597,454
KY Bond Corporation Finance Program	3.000	2/1/2033	AA-*	1,010,000	1,095,921
KY Bond Corporation Finance Program	3.000	2/1/2033	AA-*	905,000	987,618
KY Bond Corporation Finance Program	3.000	2/1/2034	AA-*	1,070,000	1,155,846
KY Bond Corporation Finance Program	3.000	2/1/2034	AA-*	925,000	1,008,796
KY Bond Corporation Finance Program	3.000	2/1/2035	AA-*	1,170,000	1,258,241
KY Bond Corporation Finance Program	3.000	2/1/2035	AA-*	930,000	1,010,352
KY Bond Corporation Finance Program	3.000	2/1/2036	AA-*	1,240,000	1,329,813
KY Bond Corporation Finance Program	3.000	2/1/2036	AA-*	965,000	1,043,686
KY Bond Corporation Finance Program	3.000	2/1/2037	AA-*	990,000	1,070,032
KY Bond Corporation Finance Program	3.000	2/1/2038	AA-*	980,000	1,044,553
KY Bond Corporation Finance Program	3.000	2/1/2038	AA-*	1,025,000	1,102,203
KY Bond Corporation Finance Program	3.000	2/1/2039	AA-*	1,050,000	1,127,637
KY Bond Corporation Finance Program	3.000	2/1/2040	AA-*	1,030,000	1,104,747
KY Bond Corporation Finance Program	3.000	2/1/2041	AA-*	1,000,000	1,059,950
KY Bond Corporation Finance Program	3.000	2/1/2041	AA-*	1,065,000	1,138,634
KY Bond Corporation Finance Program	3.000	2/1/2042	AA-*	420,000	447,892
KY Bond Corporation Finance Program	3.000	2/1/2043	AA-*	430,000	459,438
KY Bond Corporation Finance Program	3.000	2/1/2044	AA-*	450,000	479,885
KY Bond Corporation Finance Program	3.000	2/1/2047	AA-*	1,100,000	1,167,815
KY State Property & Building #105	4.750	4/1/2031	A2	2,110,000	2,221,049
KY State Property & Building #105	4.750	4/1/2032	A2	2,205,000	2,319,616
KY State Property & Building #105	4.750	4/1/2033	A2	2,310,000	2,429,774
KY State Property & Building #106	5.000	10/1/2029	A1	4,130,000	4,470,064
KY State Property & Building #106	5.000	10/1/2030	A1	7,165,000	7,754,966
KY State Property & Building #106	5.000	10/1/2031	A1	4,910,000	5,314,289
KY State Property & Building #106	5.000	10/1/2032	A1	6,275,000	6,790,491
KY State Property & Building #106	5.000	10/1/2033	A1	4,870,000	5,270,071
KY State Property & Building #108	5.000	8/1/2026	A1	955,000	1,103,006
KY State Property & Building #108	5.000	8/1/2028	A1	2,670,000	3,064,306
KY State Property & Building #108	5.000	8/1/2030	A1	5,000,000	5,740,300
KY State Property & Building #108	5.000	8/1/2031	A1	8,290,000	9,520,651
KY State Property & Building #108	5.000	8/1/2032	A1	8,820,000	10,122,538
KY State Property & Building #108	5.000	8/1/2033	A1	5,270,000	6,060,395
KY State Property & Building #108	5.000	8/1/2034	A1	4,900,000	5,631,129
KY State Property & Building #110	5.000	8/1/2029	A1	4,200,000	4,821,852
KY State Property & Building #110	5.000	8/1/2032	A1	1,515,000	1,738,735
KY State Property & Building #110	5.000	8/1/2033	A1	1,000,000	1,148,830
KY State Property & Building #110	5.000	8/1/2034	A1	1,900,000	2,181,314
KY State Property & Building #110	5.000	8/1/2035	A1	3,680,000	4,222,064
KY State Property & Building #112	5.000	11/1/2028	A1	2,765,000	3,301,410
KY State Property & Building #112	5.000	2/1/2035	A1	8,325,000	9,672,152
KY State Property & Building #112	5.000	2/1/2036	A1	7,920,000	9,187,834
KY State Property & Building #115	5.000	4/1/2028	A1	4,000,000	4,857,400
KY State Property & Building #115	5.000	4/1/2033	A1	4,565,000	5,468,140

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #115	5.000%	4/1/2034	A1	$13,975,000	$16,731,848
KY State Property & Building #115	5.000	4/1/2036	A1	14,460,000	17,214,919
KY State Property & Building #115	5.000	4/1/2037	A1	5,000,000	5,963,850
KY State Property & Building #117	5.000	5/1/2031	A1	5,055,000	6,076,312
KY State Property & Building #117	5.000	5/1/2032	A1	3,680,000	4,412,946
KY State Property & Building #117	5.000	5/1/2033	A1	3,550,000	4,257,054
KY State Property & Building #117	5.000	5/1/2034	A1	5,825,000	6,971,826
KY State Property & Building #117	5.000	5/1/2035	A1	5,065,000	6,059,260
KY State Property & Building #117	5.000	5/1/2036	A1	5,275,000	6,301,460
KY State Property & Building #119	5.000	5/1/2030	A1	3,920,000	4,836,535
KY State Property & Building #119	5.000	5/1/2034	A1	725,000	893,019
KY State Property & Building #119	5.000	5/1/2035	A1	10,000,000	12,290,100
KY State Property & Building #119	5.000	5/1/2036	A1	10,000,000	12,262,800
KY State Property & Building #119	5.000	5/1/2037	A1	770,000	942,657
KY State Property & Building #119	4.000	5/1/2038	A1	265,000	307,313
KY State Property & Building #122	5.000	11/1/2031	A1	790,000	989,910
KY State Property & Building #122	5.000	11/1/2033	A1	1,000,000	1,250,060
KY State Property & Building #122	4.000	11/1/2034	A1	750,000	884,138
KY State Property & Building #122	4.000	11/1/2035	A1	2,500,000	2,938,175
KY State Property & Building #122	4.000	11/1/2036	A1	1,750,000	2,052,960
KY State Property & Building #122	4.000	11/1/2037	A1	3,000,000	3,517,230
KY State Property & Building #122	4.000	11/1/2037	A1	675,000	792,821
KY State Property & Building #122	4.000	11/1/2038	A1	6,595,000	7,713,313
KY State Property & Building #122	4.000	11/1/2039	A1	9,655,000	11,271,633
KY State Property & Building #124	5.000	11/1/2034	A1	2,000,000	2,609,780
KY State Property & Building #124	5.000	11/1/2037	A1	7,530,000	9,760,386
KY State Property & Building #124	5.000	11/1/2038	A1	7,915,000	10,244,221
KY State Property & Building #124	5.000	11/1/2039	A1	8,325,000	10,750,905
Louisville & Jefferson County Visitors & Convention Commission	4.000	6/1/2034	Aa3	3,720,000	4,166,735

					327,969,157
SCHOOL IMPROVEMENT BONDS
16.58% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	8/1/2034	A1	1,890,000	2,124,398
Bowling Green KY School District Finance Corporation	4.000	8/1/2035	A1	2,215,000	2,481,287
Bowling Green KY School District Finance Corporation	4.000	8/1/2036	A1	2,305,000	2,579,940
Bowling Green KY School District Finance Corporation	4.000	8/1/2037	A1	2,395,000	2,681,801
Bullitt County KY School District Finance Corporation	4.000	10/1/2035	A1	1,820,000	2,045,607
Bullitt County KY School District Finance Corporation	4.000	10/1/2036	A1	2,985,000	3,352,095
Bullitt County KY School District Finance Corporation	4.000	10/1/2037	A1	3,075,000	3,448,643
Fayette County KY School District Finance Corporation	5.000	8/1/2028	Aa3	1,330,000	1,526,920
Fayette County KY School District Finance Corporation	5.000	10/1/2028	Aa3	1,375,000	1,487,200
Fayette County KY School District Finance Corporation	4.750	11/1/2031	Aa3	1,730,000	1,924,660
Fayette County KY School District Finance Corporation	5.000	8/1/2032	Aa3	10,600,000	12,161,380
Fayette County KY School District Finance Corporation	5.000	8/1/2034	Aa3	8,750,000	10,038,875
Hardin County KY School District Finance Corporation	4.000	5/1/2030	Aa3	635,000	716,737
Hopkins County KY School District Finance Corporation	3.000	2/1/2031	A1	1,235,000	1,370,443
Hopkins County KY School District Finance Corporation	3.000	2/1/2032	A1	1,000,000	1,105,400
Jefferson County KY School District Finance Corporation	5.000	4/1/2030	Aa3	975,000	1,108,799
Jefferson County KY School District Finance Corporation	4.000	5/1/2030	Aa3	2,000,000	2,153,920
Jefferson County KY School District Finance Corporation	5.000	4/1/2031	Aa3	1,025,000	1,164,246
Jefferson County KY School District Finance Corporation	5.000	5/1/2032	Aa3	4,230,000	4,654,354
Jefferson County KY School District Finance Corporation	4.000	6/1/2032	Aa3	4,120,000	4,669,896
Jefferson County KY School District Finance Corporation	5.000	12/1/2032	Aa3	3,395,000	4,530,356
Jefferson County KY School District Finance Corporation	5.000	5/1/2033	Aa3	5,145,000	5,662,381
Jefferson County KY School District Finance Corporation	4.000	6/1/2033	Aa3	4,310,000	4,875,257
Jefferson County KY School District Finance Corporation	4.750	4/1/2034	Aa3	1,165,000	1,310,718
Jefferson County KY School District Finance Corporation	5.000	5/1/2034	Aa3	5,405,000	5,949,878
Jefferson County KY School District Finance Corporation	4.000	6/1/2034	Aa3	3,500,000	3,949,295

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	4.750%	4/1/2035	Aa3	$1,220,000	$1,370,926
Jefferson County KY School District Finance Corporation	3.000	12/1/2035	Aa3	11,140,000	12,434,802
Jefferson County KY School District Finance Corporation	4.250	10/1/2037	Aa3	2,110,000	2,417,807
Jefferson County KY School District Finance Corporation	3.000	12/1/2038	Aa3	6,470,000	7,153,620
Jefferson County KY School District Finance Corporation	3.000	12/1/2039	Aa3	4,385,000	4,835,734
Jefferson County KY School District Finance Corporation	3.000	12/1/2040	Aa3	1,940,000	2,133,884
Kenton County KY School District Finance Corporation	4.000	4/1/2036	A1	1,210,000	1,399,184
Kenton County KY School District Finance Corporation	4.000	4/1/2037	A1	1,255,000	1,447,969
Kenton County KY School District Finance Corporation	4.000	4/1/2038	A1	1,300,000	1,497,366
Kenton County KY School District Finance Corporation	3.000	12/1/2040	A1	1,965,000	2,101,823
Kenton County KY School District Finance Corporation	3.000	12/1/2041	A1	2,025,000	2,163,287
Meade County KY School District Finance Corporation	4.000	6/1/2036	A1	2,215,000	2,471,874
Meade County KY School District Finance Corporation	4.000	6/1/2037	A1	2,255,000	2,517,550
Meade County KY School District Finance Corporation	4.000	6/1/2038	A1	2,400,000	2,675,064
Morgan County KY School District Finance Corporation	4.000	8/1/2029	A1	960,000	1,113,744
Oldham County KY School District Finance Corporation	4.000	10/1/2034	A1	1,560,000	1,759,524
Raceland-Worthington KY Independent School District Finance Corporation	3.400	6/1/2037	A1	655,000	717,716
Scott County KY School District Finance Corporation	4.500	1/1/2025	A1	4,890,000	5,446,873
Scott County KY School District Finance Corporation	4.000	2/1/2029	Aa3	5,040,000	6,003,043
Scott County KY School District Finance Corporation	4.000	6/1/2035	Aa3	1,440,000	1,614,902
Scott County KY School District Finance Corporation	4.000	10/1/2035	Aa3	2,235,000	2,524,164
Scott County KY School District Finance Corporation	4.000	6/1/2036	Aa3	1,500,000	1,675,335
Scott County KY School District Finance Corporation	4.000	10/1/2037	Aa3	2,415,000	2,709,630
Shelby County KY School District Finance Corporation	4.000	8/1/2037	Aa3	6,240,000	6,987,240
Shelby County KY School District Finance Corporation	4.000	8/1/2038	Aa3	3,000,000	3,354,990

					169,602,537
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.29% of Net Assets
Boyle County Centre College	5.000	6/1/2037	A3	2,865,000	3,401,185
KY Bond Development Corporation Educational Facilities Centre College	5.000	6/1/2033	A3	1,345,000	1,640,214
KY Bond Development Corporation Educational Facilities Centre College	5.000	6/1/2034	A3	1,605,000	1,955,083
KY Bond Development Corporation Educational Facilities Centre College	5.000	6/1/2035	A3	2,165,000	2,634,264
KY Bond Development Corporation Educational Facilities Centre College	5.000	6/1/2036	A3	2,835,000	3,443,675
KY Bond Development Corporation Educational Facilities Centre College	5.000	6/1/2038	A3	1,340,000	1,624,964
KY Bond Development Corporation Educational Facilities Centre College	4.000	6/1/2038	A3	200,000	238,144
KY Bond Development Corporation Educational Facilities Centre College	3.000	6/1/2039	A3	860,000	932,704
KY Bond Development Corporation Educational Facilities Centre College	4.000	6/1/2040	A3	640,000	756,589
KY Bond Development Corporation Educational Facilities Centre College	3.000	6/1/2041	A3	1,405,000	1,516,262
KY Bond Development Corporation Educational Facilities Centre College	4.000	6/1/2046	A3	4,045,000	4,736,169
KY Bond Development Corporation Educational Facilities Centre College	4.000	6/1/2051	A3	4,400,000	5,106,772
KY State Property & Building #114	5.000	10/1/2032	A1	2,795,000	3,315,178
KY State Property & Building #114	5.000	10/1/2033	A1	2,940,000	3,484,165
KY State Property & Building #114	5.000	10/1/2034	A1	3,090,000	3,658,776
KY State Property & Building #114	5.000	10/1/2035	A1	1,945,000	2,300,040
KY State Property & Building #116	5.000	10/1/2035	A1	4,165,000	5,065,015
KY State Property & Building #116	5.000	10/1/2036	A1	2,725,000	3,307,060
Murray State University	5.000	3/1/2032	A1	2,220,000	2,505,736
University of Kentucky Certificate of Participation	4.000	5/1/2033	Aa3	885,000	1,034,742
University of Kentucky Certificate of Participation	4.000	5/1/2034	Aa3	1,020,000	1,202,641
University of Kentucky Certificate of Participation	4.000	5/1/2039	Aa3	4,660,000	5,375,124
University of Kentucky Certificate of Participation	4.000	5/1/2044	Aa3	3,755,000	4,289,562
University of Kentucky General Receipts	5.000	4/1/2030	Aa2	5,490,000	6,243,393
University of Kentucky General Receipts	5.000	4/1/2036	Aa2	6,390,000	6,988,679
University of Kentucky General Receipts	4.000	10/1/2036	Aa2	16,160,000	18,136,206
University of Kentucky General Receipts	5.000	4/1/2037	Aa2	7,180,000	7,847,668
University of Kentucky General Receipts	5.000	4/1/2038	Aa2	7,395,000	8,084,362
University of Kentucky General Receipts	4.000	10/1/2038	Aa2	10,855,000	12,134,479
University of Kentucky Higher Educational	4.750	4/1/2034	Aa2	5,435,000	6,114,810

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Louisville	3.000%	9/1/2039	A1	$1,450,000	$1,579,485
University of Louisville	3.000	9/1/2040	A1	1,495,000	1,625,155
University of Louisville	3.000	9/1/2042	A1	1,575,000	1,703,881
Western KY University	4.000	9/1/2034	A1	575,000	647,013
Western KY University	4.000	9/1/2035	A1	595,000	669,803
Western KY University	4.000	9/1/2036	A1	620,000	695,553

					135,994,551
MUNICIPAL UTILITY REVENUE BONDS
9.03% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	8/1/2032	Aa2	6,100,000	6,967,844
KY Bond Development Corporation	5.000	9/1/2030	A2	2,515,000	3,249,506
KY Bond Development Corporation	5.000	9/1/2031	A2	2,645,000	3,405,623
KY Bond Development Corporation	5.000	9/1/2049	A2	5,000,000	6,248,750
KY Bond Development Corporation	5.000	9/1/2032	A2	2,780,000	3,569,520
KY Rural Water Finance Corporation	4.500	2/1/2023	A+*	1,085,000	1,132,556
KY Rural Water Finance Corporation	4.500	2/1/2024	A+*	880,000	918,958
KY Rural Water Finance Corporation	4.000	8/1/2030	A+*	625,000	746,481
KY Rural Water Finance Corporation	3.000	2/1/2032	A+*	240,000	262,752
KY Rural Water Finance Corporation	3.000	2/1/2033	A+*	370,000	405,076
KY Rural Water Finance Corporation	5.125	2/1/2035	A+*	295,000	295,702
KY Rural Water Finance Corporation	3.000	8/1/2036	A+*	285,000	310,194
KY Rural Water Finance Corporation	3.000	8/1/2037	A+*	280,000	304,545
KY State Association of Counties Finance Corporation	4.000	2/1/2031	AA-*	405,000	470,817
KY State Association of Counties Finance Corporation	4.000	2/1/2033	AA-*	415,000	480,068
Louisville & Jefferson County Metropolitan Sewer	4.000	5/15/2030	Aa3	3,120,000	3,591,276
Louisville & Jefferson County Metropolitan Sewer	4.000	5/15/2033	Aa3	1,000,000	1,096,070
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2034	Aa3	2,230,000	2,491,780
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2034	Aa3	4,595,000	5,340,815
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2035	Aa3	2,245,000	2,508,541
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2035	Aa3	4,825,000	5,604,141
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2036	Aa3	2,795,000	3,117,990
Louisville & Jefferson County Metropolitan Sewer	4.000	5/15/2037	Aa3	10,000,000	11,672,600
Louisville & Jefferson County Metropolitan Sewer	3.250	5/15/2046	Aa3	2,450,000	2,609,079
Louisville & Jefferson County Metropolitan Sewer	3.000	5/15/2046	Aa3	5,000,000	5,356,500
Murray KY Electric Plant	3.000	12/1/2030	A2	315,000	351,392
Murray KY Electric Plant	3.000	12/1/2036	A2	370,000	404,910
Murray KY Electric Plant	3.000	12/1/2037	A2	380,000	414,971
Murray KY Electric Plant	3.000	12/1/2038	A2	395,000	430,436
Murray KY Electric Plant	3.000	12/1/2039	A2	405,000	440,393
Murray KY Electric Plant	3.000	12/1/2040	A2	420,000	455,738
Murray KY Electric Plant	3.000	12/1/2041	A2	430,000	465,595
Murray KY Electric Plant	3.000	12/1/2042	A2	445,000	480,818
Northern KY Water District	5.000	2/1/2026	Aa2	1,000,000	1,003,870
Northern KY Water District	5.000	2/1/2027	Aa2	4,315,000	4,331,829
Owensboro KY Electric Light & Power	4.000	1/1/2031	A3	245,000	277,431
Owensboro KY Electric Light & Power	4.000	1/1/2033	A3	275,000	310,547
Owensboro KY Electric Light & Power	4.000	1/1/2034	A3	305,000	343,323
Owensboro KY Electric Light & Power	4.000	1/1/2035	A3	200,000	224,614
Owensboro KY Electric Light & Power	4.000	1/1/2036	A3	325,000	363,665
Owensboro KY Electric Light & Power	4.000	1/1/2037	A3	410,000	457,941
Owensboro KY Water Revenue	4.000	9/15/2034	A1	2,075,000	2,367,368
Owensboro KY Water Revenue	4.000	9/15/2035	A1	2,155,000	2,457,368
Owensboro KY Water Revenue	4.000	9/15/2037	A1	1,950,000	2,215,590
Owensboro KY Water Revenue	4.000	9/15/2039	A1	2,125,000	2,406,964

					92,361,947

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
6.73% of Net Assets
Fayette County KY School District Finance Corporation	5.000%	10/1/2029	Aa3	$3,660,000	$3,960,010
Fayette County KY School District Finance Corporation	5.000	10/1/2032	Aa3	3,615,000	3,911,322
Fayette County KY School District Finance Corporation	5.000	10/1/2033	Aa3	4,385,000	4,744,436
Frankfort KY Electric & Water	4.750	12/1/2034	NR	695,000	781,493
Frankfort KY Electric & Water	4.750	12/1/2035	NR	725,000	815,226
Frankfort KY Electric & Water	4.750	12/1/2036	NR	760,000	854,582
Frankfort KY Electric & Water	4.750	12/1/2037	NR	800,000	899,560
Frankfort KY Electric & Water	4.750	12/1/2038	NR	835,000	938,916
KY State Property & Building #106	5.000	10/1/2028	A1	2,030,000	2,196,765
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2029	Aa3	7,235,000	7,405,167
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2032	Aa3	8,755,000	8,960,918
Lexington Fayette Urban County Government	5.000	1/1/2028	Aa2	820,000	931,848
Lexington Fayette Urban County Government	5.000	1/1/2029	Aa2	345,000	392,058
Lexington Fayette Urban County Government	5.000	1/1/2033	Aa2	1,685,000	1,914,834
Lexington-Fayette Urban County Airport Board	5.000	7/1/2028	Aa2	1,170,000	1,198,232
Lexington-Fayette Urban County Airport Board	5.000	7/1/2030	Aa2	1,250,000	1,280,100
Lexington-Fayette Urban County Airport Board	5.000	7/1/2032	Aa2	1,430,000	1,464,506
Lexington-Fayette Urban County Airport Board	5.000	7/1/2033	Aa2	1,520,000	1,556,678
Lexington-Fayette Urban County Airport Board	5.000	7/1/2038	Aa2	1,720,000	1,761,504
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/1/2035	NR	11,290,000	11,513,655
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2031	Aa3	2,465,000	2,624,239
River City, Inc. Parking Authority	4.750	6/1/2030	Aa3	1,025,000	1,089,883
Warren County KY Hospital	5.000	4/1/2028	A+*	6,225,000	6,591,341
Warren County KY Hospital	5.000	4/1/2035	A+*	1,025,000	1,085,721

					68,872,994
PUBLIC FACILITIES REVENUE BONDS
5.43% of Net Assets
KY Bond Development	5.000	9/1/2035	A2	1,275,000	1,571,642
KY Bond Development	5.000	9/1/2036	A2	2,000,000	2,459,580
KY Bond Development	5.000	9/1/2038	A2	1,125,000	1,379,498
KY State Certificate of Participation	4.000	4/15/2030	A1	1,500,000	1,740,840
KY State Certificate of Participation	4.000	4/15/2031	A1	1,350,000	1,557,941
KY State Certificate of Participation	5.000	6/15/2034	A1	1,640,000	1,870,666
KY State Certificate of Participation	5.000	4/15/2038	A1	5,000,000	6,066,450
KY State Certificate of Participation	5.000	6/15/2038	A1	7,535,000	8,564,432
Laurel County General Obligation	4.000	5/1/2031	A2	1,295,000	1,483,928
Laurel County General Obligation	4.000	5/1/2034	A2	1,440,000	1,638,101
Laurel County General Obligation	4.000	5/1/2035	A2	1,495,000	1,699,830
Laurel County General Obligation	4.000	5/1/2036	A2	1,555,000	1,764,630
Laurel County General Obligation	4.000	5/1/2037	A2	1,620,000	1,834,812
Laurel County General Obligation	4.000	5/1/2038	A2	1,680,000	1,900,920
Laurel County KY Judicial Center	5.000	3/1/2025	A1	500,000	563,685
Lexington Fayette Urban County Government — Court Facilities	4.000	10/1/2030	A1	785,000	900,262
Louisville & Jefferson County Visitors & Convention Commission	4.000	6/1/2032	Aa3	2,725,000	3,072,301
Marshall County Library	4.000	6/1/2038	Aa3	1,060,000	1,215,195
Nicholasville KY General Obligation	3.500	5/1/2030	AA*	1,480,000	1,649,652
Nicholasville KY General Obligation	5.000	2/1/2029	AA*	1,160,000	1,462,493
River City, Inc. Parking Authority	4.750	6/1/2027	Aa3	750,000	797,588
River City, Inc. Parking Authority	4.750	6/1/2028	Aa3	940,000	999,361
River City, Inc. Parking Authority	4.750	6/1/2029	Aa3	1,160,000	1,234,112
River City, Inc. Parking Authority	4.750	6/1/2029	Aa3	980,000	1,042,611
River City, Inc. Parking Authority	4.750	6/1/2031	Aa3	1,270,000	1,351,331
River City, Inc. Parking Authority	5.000	6/1/2031	Aa3	1,080,000	1,152,976
River City, Inc. Parking Authority	5.000	6/1/2032	Aa3	1,130,000	1,206,354
River City, Inc. Parking Authority	5.000	6/1/2033	Aa3	1,395,000	1,489,051

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
River City, Inc. Parking Authority	3.000%	12/1/2036	Aa3	$835,000	$907,253
River City, Inc. Parking Authority	3.000	12/1/2037	Aa3	860,000	931,483

					55,508,978
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.75% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	5/1/2032	AA*	1,810,000	2,029,064
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	5/1/2035	AA*	1,390,000	1,560,734
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	5/1/2036	AA*	1,200,000	1,339,836
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	5/1/2039	AA*	7,185,000	8,370,812
Louisville & Jefferson County Norton Healthcare	5.500	10/1/2033	A*	2,000,000	2,167,400
Louisville & Jefferson County Norton Healthcare	5.000	10/1/2033	A*	6,810,000	8,046,151
Louisville & Jefferson County Norton Healthcare	4.000	10/1/2035	A*	3,850,000	4,342,415
Louisville & Jefferson County Norton Healthcare	4.000	10/1/2036	A*	7,005,000	7,887,140
Louisville & Jefferson County Norton Healthcare	4.000	10/1/2039	A*	4,500,000	5,209,515
Louisville & Jefferson County Norton Healthcare	4.000	10/1/2040	A*	2,000,000	2,309,080
Louisville & Jefferson County Norton Healthcare	3.000	10/1/2043	A*	4,000,000	4,235,560
Warren County KY Hospital	5.000	4/1/2032	A+*	800,000	1,065,088

					48,562,795
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.12% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	9/1/2025	A2	3,400,000	3,669,484
KY Asset Liability Commission Federal Highway	5.000	9/1/2027	A2	9,760,000	11,280,412
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2029	Aa3	4,000,000	4,733,320
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2030	Aa3	1,465,000	1,500,424
KY State Turnpike Economic Development Road Revenue**	5.000	7/1/2031	Aa3	9,350,000	9,578,047
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2032	Aa3	1,315,000	1,506,227
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2032	Aa3	1,765,000	2,126,154
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2033	Aa3	5,000,000	5,356,950
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2034	Aa3	1,120,000	1,319,898
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2036	Aa3	400,000	479,724
KY State Turnpike Economic Development Road Revenue	5.000	7/1/2037	Aa3	500,000	599,360

					42,150,000
REFUNDING BONDS
2.87% of Net Assets
KY Association of Counties	3.000	2/1/2034	AA-*	480,000	522,475
KY Association of Counties	3.000	2/1/2035	AA-*	505,000	547,577
KY Association of Counties	3.000	2/1/2036	AA-*	510,000	550,525
KY State Property & Building #84	5.000	8/1/2022	A1	18,000,000	18,500,220
KY State Property & Building #102	5.000	5/1/2024	Aa3	405,000	420,204
KY State Property & Building #108	5.000	8/1/2025	A1	2,690,000	3,115,181
KY State Property & Building #121	5.000	2/1/2029	A1	4,535,000	5,726,435

					29,382,617
AIRPORT REVENUE BONDS
.72% of Net Assets
Kenton County Airport	5.000	1/1/2029	A1	240,000	279,914
Kenton County Airport	5.000	1/1/2034	A1	275,000	343,079
Kenton County Airport	5.000	1/1/2035	A1	300,000	373,812
Kenton County Airport	5.000	1/1/2036	A1	965,000	1,199,514
Kenton County Airport	5.000	1/1/2037	A1	670,000	832,314
Kenton County Airport	5.000	1/1/2038	A1	500,000	620,755
Kenton County Airport	5.000	1/1/2039	A1	500,000	620,380
Kenton County Airport	5.000	1/1/2044	A1	2,500,000	3,079,375

					7,349,143

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.31% of Net Assets
Henderson KY	3.000%	9/1/2042	Aa3	$845,000	$909,761
Henderson KY	3.000	9/1/2043	Aa3	870,000	934,745
Warren County General Obligation	4.000	6/1/2035	Aa1	1,175,000	1,347,032

					3,191,538
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.01% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	1/1/2024	Baa2	120,000	120,281

Total Investments 95.91% of Net Assets (cost $918,156,117) (See (a) below for further explanation)					$981,066,538

Other assets in excess of liabilities 4.09%					41,833,445

Net Assets 100%					$1,022,899,983

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $918,156,117 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$63,018,415
Unrealized depreciation	(107,994)

Net unrealized appreciation	$62,910,421

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	981,066,538
Level 3	Significant Unobservable Inputs	—

$981,066,538

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $918,156,117)		$981,066,538
Cash		34,246,724
Receivable for fund shares sold		276,559
Interest receivable		10,601,483

Total assets		1,026,191,304
LIABILITIES:
Payable for:
Distributions to shareholders	2,559,587
Fund shares redeemed	115,084
Investment advisory fee	322,756
Transfer agent fee	104,425
Professional fees	84,177
Trustees fees	41,631
Custodian expense	7,373
Accrued expenses	56,288

Total liabilities		3,291,321

NET ASSETS:
Capital		959,989,803
Total distributable earnings		62,910,180

Net assets at value		$1,022,899,983

NET ASSET VALUE, offering price and redemption price per share (128,384,153 shares outstanding; unlimited number of shares authorized; no par value)		$7.97

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$14,361,037

Expenses:
Investment advisory fee	1,908,758
Transfer agent fee	616,763
Professional fees	106,725
Trustees fees	52,622
Custodian expense	48,130
Pricing fees	12,880
Registration expense	3,435
Compliance fees	3,680
Other expenses	51,205

Total expenses	2,804,198
Custodian expense reduction (Note 7)	(166)

Net expenses	2,804,032

Net investment income	11,557,005

Realized and unrealized gain/(loss) on investments:
Net realized gain	17,419
Net change in unrealized appreciation/depreciation	(6,777,305)

Net realized and unrealized loss on investments	(6,759,886)

Net increase in net assets resulting from operations	$4,797,119

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$11,557,005	$24,521,135
Net realized gain on investments	17,419	386,956
Net change in unrealized appreciation/depreciation	(6,777,305)	20,472,215

Net increase in net assets resulting from operations	4,797,119	45,380,306
Total distributions (Note 6)	(11,611,672)	(25,026,594)
Net Fund share transactions (Note 4)	21,335,484	14,136,385

Total increase	14,520,931	34,490,097
Net assets:
Beginning of period	1,008,379,052	973,888,955

End of period	$1,022,899,983	$1,008,379,052

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.02		$7.86	$7.83	$7.60	$7.76	$8.06

Income from investment operations:
Net investment income	0.09		0.20	0.21	0.22	0.23	0.24
Net gains/(losses) on investments	(0.05)		0.16	0.03	0.24	(0.16)	(0.30)

Total from investment operations	0.04		0.36	0.24	0.46	0.07	(0.06)
Less distributions:
Distributions from net investment income	(0.09)		(0.20)	(0.21)	(0.22)	(0.23)	(0.24)
Distributions from capital gains	0.00	(b)	0.00 (b)	0.00	(0.01)	0.00 (b)	0.00 (b)

Total distributions	(0.09)		(0.20)	(0.21)	(0.23)	(0.23)	(0.24)

Net asset value, end of period	$7.97		$8.02	$7.86	$7.83	$7.60	$7.76

Total return	0.52%	(c)	4.63%	3.08%	6.22%	0.93%	(0.70)%
Net assets, end of period (in thousands)	$1,022,900		$1,008,379	$973,889	$969,264	$954,333	$990,213
Ratio of net expenses to average net assets (a)	0.55%	(d)	0.56%	0.56%	0.57%	0.56%	0.55%
Ratio of gross expenses to average net assets	0.55%	(d)	0.56%	0.56%	0.57%	0.56%	0.55%
Ratio of net investment income to average net assets	2.28%	(d)	2.46%	2.66%	2.88%	2.98%	3.05%
Portfolio turnover	6.18%	(c)	5.92%	4.59%	10.23%	16.81%	10.44%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
23.24% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$545,545
Barren County KY School District Finance Corporation**	5.000	08/01/2022	A1	930,000	955,287
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	536,180
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	825,757
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	309,423
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	532,975
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,071,540
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	811,557
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	534,135
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	603,755
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	903,590
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	503,107
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	278,018
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,018,134
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	230,072
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	330,825
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	736,035

					10,725,935
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.99% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	748,024
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	810,743
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,559,285
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,082,520
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	939,041
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	866,498
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,878,083
Somerset KY	5.000	06/01/2028	A2	605,000	751,210
Somerset KY	5.000	06/01/2029	A2	380,000	483,098
Somerset KY	4.000	06/01/2030	A2	415,000	495,269

					10,613,771
PUBLIC FACILITIES REVENUE BONDS
15.75% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	987,508
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	324,825
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,035,950
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	629,850
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	781,424
Livingston County KY Public Properties	5.000	08/01/2022	A1	375,000	385,196
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	616,289
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	383,823
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	785,638
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,340,624

					7,271,127
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.94% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	559,525
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	630,664
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	265,020
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,307,446
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,646,336
KY State Turnpike Authority Economic Development	5.000	07/01/2029	Aa3	500,000	640,425

					5,049,416

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.69% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College	4.000%	06/01/2030	A3	$170,000	$204,826
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	806,723
University of Louisville	5.000	03/01/2024	A1	350,000	382,858
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,187,760
University of Louisville	4.000	09/01/2030	A1	745,000	892,517

					4,474,684
MUNICIPAL UTILITY REVENUE BONDS
7.03% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,143,240
Frankfort Electric & Water	4.000	12/01/2023	NR	440,000	470,914
KY Rural Water Financing Corporation	5.000	08/01/2029	A+*	595,000	755,948
Northern KY Water	5.000	02/01/2026	Aa2	815,000	875,057

					3,245,159
PREREFUNDED BONDS
2.66% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	175,700
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	614,291
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	87,025
Warren County Hospital	5.000	04/01/2023	A+*	340,000	352,434

					1,229,450
REFUNDING BONDS
1.89% of Net Assets
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	205,570
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	667,338

					872,908
AD VALOREM PROPERTY BONDS
1.65% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	763,992

AIRPORT REVENUE BONDS
1.27% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	585,740

Total Investments 97.11% of Net Assets					$44,832,182

(cost $43,303,268) (See (a) below for further explanation)
Other assets in excess of liabilities 2.89%					1,334,993

Net Assets 100%					$46,167,175

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $43,303,268 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,541,315
Unrealized depreciation	(12,401)

Net unrealized appreciation	$1,528,914

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2021

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	44,832,182
Level 3	Significant Unobservable Inputs	—

$44,832,182

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $43,303,268)		$44,832,182
Cash		823,768
Interest receivable		605,007

Total assets		46,260,957
LIABILITIES:
Payable for:
Distributions to shareholders	28,731
Fund shares redeemed	775
Investment advisory fee	16,224
Transfer agent fee	6,214
Professional fees	6,019
Custodian expense	3,757
Trustees fees	2,448
Accrued expenses	29,614

Total liabilities		93,782

NET ASSETS:
Capital		44,729,202
Total distributable earnings		1,437,973

Net assets at value		$46,167,175

NET ASSET VALUE, offering price and redemption price per share (8,601,926 shares outstanding; unlimited number of shares authorized; no par value)		$5.37

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$517,588

Expenses:
Investment advisory fee	115,307
Transfer agent fee	30,698
Registration expense	6,016
Custodian expense	5,306
Professional fees	4,049
Compliance fees	3,680
Pricing fees	3,680
Trustees fees	2,365
Other expenses	7,530

Total expenses	178,631
Fees waived by Adviser (Note 2)	(17,371)
Custodian expense reduction (Note 7)	(18)

Net expenses	161,242

Net investment income	356,346
Net change in unrealized appreciation/depreciation	(406,822)

Net decrease in net assets resulting from operations	$ (50,476)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 06/30/2021
Operations:
Net investment income	$356,346	$781,394
Net realized gain on investments	—	23,245
Net change in unrealized appreciation/depreciation	(406,822)	(6,514)

Net increase/(decrease) in net assets resulting from operations	(50,476)	798,125
Total distributions (Note 6)	(356,346)	(781,394)
Net Fund share transactions (Note 4)	1,485,367	(2,316,932)

Total increase/(decrease)	1,078,545	(2,300,201)
Net assets:
Beginning of period	45,088,630	47,388,831

End of period	$46,167,175	$45,088,630

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021		2020	2019	2018	2017
Net asset value, beginning of period	$5.42		$5.41		$5.36	$5.22	$5.33	$5.45

Income from investment operations:
Net investment income	0.04		0.09		0.09	0.09	0.09	0.10
Net gains/(losses) on investments	(0.05)		0.01	(b)	0.05	0.14	(0.11)	(0.12)

Total from investment operations	(0.01)		0.10		0.14	0.23	(0.02)	(0.02)
Less distributions:
Distributions from net investment income	(0.04)		(0.09)		(0.09)	(0.09)	(0.09)	(0.10)

Net asset value, end of period	$5.37		$5.42		$5.41	$5.36	$5.22	$5.33

Total return	(0.15	)%(c)	1.86%		2.66%	4.56%	(0.32)%	(0.44)%
Net assets, end of period (in thousands)	$46,167		$45,089		$47,389	$55,419	$62,646	$72,172
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%		0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.78%	(d)	0.78%		0.78%	0.77%	0.75%	0.73%
Ratio of net investment income to average net assets	1.56%	(d)	1.66%		1.70%	1.81%	1.76%	1.79%
Portfolio turnover	4.00%	(c)	10.00%		2.75%	4.88%	4.69%	14.84%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.43% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$502,128
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	144,625
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	341,216
MS Development Bank Special Obligation Itawamba Community College	4.000	10/01/2040	AA-*	350,000	413,004
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	264,488
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	155,159
MS State University	4.000	08/01/2033	Aa2	140,000	162,009
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	273,071
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	288,130
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	243,993
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	426,575

					3,214,398
PREREFUNDED BONDS
21.34% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	104,782
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	169,238
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	759,913
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	NR	125,000	132,291
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	50,000	50,000
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	54,417
MS State Refunding	5.000	10/01/2033	Aa2	150,000	185,144
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	323,688
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	633,035

					2,412,508
MUNICIPAL UTILITY REVENUE BONDS
8.69% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	175,000	205,146
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	150,000	166,170
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2036	AA*	215,000	256,798
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2038	AA*	150,000	178,373
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	176,497

					982,984
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.46% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	111,149
Mississippi State	4.000	10/01/2041	Aa2	250,000	294,012
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	143,845
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	154,135
MS Development Bank Special Obligation Jackson Sales Tax Revenue	5.000	09/01/2029	A*	200,000	253,494

					956,635
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.72% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	226,830
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	360,330
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	201,189
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	84,534

					872,883

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
6.39% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project	4.000%	02/01/2040	Aa3	$250,000	$294,285
MS Development Bank Special Obligation Hinds County Schools	5.000	03/01/2043	Aa3	350,000	428,123

					722,408
PUBLIC FACILITIES REVENUE BONDS
5.54% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	341,229
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	169,749
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035		100,000	114,937

					625,915
SCHOOL IMPROVEMENT BONDS
3.92% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	115,451
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	80,000	84,159
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	114,811
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	128,413

					442,834
REFUNDING BONDS
2.98% of Net Assets
MS State Refunding**	4.000	10/01/2036	Aa2	290,000	337,082

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.49% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500%	12/01/2023	Aa2	$40,000	$42,913
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	125,116

					168,029
Total Investments 94.96% of Net Assets (cost $10,080,807) (See (a) below for further explanation)					$10,735,676

Other assets in excess of liabilities 5.04%					570,138

Net Assets 100%					$11,305,814

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,080,807 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$658,816
Unrealized depreciation	(3,947)

Net unrealized appreciation	$654,869

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,735,676
Level 3	Significant Unobservable Inputs	—

$10,735,676

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $10,080,807)		$10,735,676
Cash		495,358
Interest receivable		128,019

Total assets		11,359,053
LIABILITIES:
Payable for:
Distributions to shareholders	32,702
Fund shares redeemed	2,076
Investment advisory fee	2,418
Transfer agent fee	3,100
Professional fees	5,007
Custodian expense	1,235
Trustee fees	735
Accrued expenses	5,966

Total liabilities		53,239

NET ASSETS:
Capital		10,651,231
Total distributable earnings		654,583

Net assets at value		$11,305,814

NET ASSET VALUE, offering price and redemption price per share (919,923 shares outstanding; unlimited number of shares authorized; no par value)		$12.29

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$154,341

Expenses:
Investment advisory fee	28,384
Transfer agent fee	8,515
Registration fees	5,050
Compliance expense	3,680
Custodian expense	2,605
Pricing expense	2,420
Professional fees	1,007
Trustees fees	588
Other expenses	1,737

Total expenses	53,986
Fees waived by Adviser (Note 2)	(14,184)
Custodian expense reduction (Note 7)	(9)

Net expenses	39,793

Net investment income	114,548

Realized and unrealized gain/(loss) on investments:
Net realized gain	140
Net change in unrealized appreciation/depreciation	(77,580)

Net realized and unrealized loss on investments	(77,440)

Net increase in net assets resulting from operations	$37,108

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021 UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$114,548	$251,706
Net realized gain on investments	140	20,016
Net change in unrealized appreciation/depreciation	(77,580)	30,371

Net increase in net assets resulting from operations	37,108	302,093
Total distributions (Note 6)	(134,991)	(272,976)
Net Fund share transactions (Note 4)	(7,953)	271,443

Total increase/(decrease)	(105,836)	300,560
Net assets:
Beginning of period	11,411,650	11,111,090

End of period	$11,305,814	$11,411,650

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.40		$12.37	$12.21	$11.92	$12.14	$12.55

Income from investment operations:
Net investment income	0.13		0.27	0.31	0.33	0.33	0.34
Net gains/(losses) on investments	(0.09)		0.05	0.18	0.29	(0.22)	(0.41)

Total from investment operations	0.04		0.32	0.49	0.62	0.11	(0.07)
Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.31)	(0.33)	(0.33)	(0.34)
Distributions from capital gains	(0.02)		(0.02)	(0.02)	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.15)		(0.29)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of period	$12.29		$12.40	$12.37	$12.21	$11.92	$12.14

Total return	0.31%	(c)	2.68%	4.01%	5.29%	0.99%	(0.48)%
Net assets, end of period (in thousands)	$11,306		$11,412	$11,111	$11,325	$11,615	$12,448
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	(d)	0.96%	0.99%	0.97%	0.92%	0.85%
Ratio of net investment income to average net assets	2.03%	(d)	2.21%	2.51%	2.75%	2.75%	2.80%
Portfolio turnover	4.57%	(c)	8.85%	10.26%	4.65%	7.26%	14.06%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
17.64% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa2	$250,000	$287,328
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	287,513
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	151,713
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	287,573
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	917,716
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,685,020
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,899,992
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	879,308
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,340,560
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	591,665
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	865,035
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	994,577
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	234,484
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,529,490
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,266,942
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	574,840
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	572,410
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	627,176
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	363,428
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	296,770
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	413,508
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	488,847
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	593,620
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	384,758
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,280,155
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	907,043
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,390,475
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	413,889
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	694,973
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	858,195
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	901,545
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,728,975
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	400,211

					28,109,734
PUBLIC FACILITIES REVENUE BONDS
17.21% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,187,970
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,556,920
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	592,820
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,181,770
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	238,176
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	285,187
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	751,262
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	364,110
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	326,981
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	302,318
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,173,360
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,240,522
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	290,423
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	580,040
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	1,815,000	2,002,870
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	825,578
Johnston County NC Limited Obligation	4.000	04/01/2035	Aa2	360,000	433,926
Johnston County NC Limited Obligation	4.000	04/01/2037	Aa2	975,000	1,166,812
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	549,210
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	575,390

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Orange County NC	4.000%	10/01/2036	Aa1	$375,000	$450,023
Orange County NC	4.000	10/01/2037	Aa1	375,000	448,800
Orange County NC	4.000	10/01/2038	Aa1	275,000	328,226
Orange County NC	4.000	10/01/2038	Aa1	765,000	913,066
Orange County NC	4.000	10/01/2039	Aa1	200,000	238,384
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,592,629
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	297,173
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	296,770
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	793,186
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	590,325
Surry County NC Limited Obligation**	3.000	10/01/2038	Aa3	395,000	436,835
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	1,102,150
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	1,243,504
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	584,795
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	279,151
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	205,877

					27,426,539
MUNICIPAL UTILITY REVENUE BONDS
14.64% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000%	04/01/2031	Aa3	$500,000	$571,220
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	1,170,370
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa3	500,000	537,055
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	610,396
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	869,123
Charlotte NC Storm Water Fee Revenue	3.000	12/01/2036	Aaa	250,000	283,420
Charlotte NC Water & Sewer System	4.000	07/01/2046	Aaa	1,050,000	1,251,369
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,156,000
Durham NC Utility System Revenue	3.000	08/01/2042	Aa1	1,250,000	1,387,300
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,172,850
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	651,419
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	285,533
Greensboro NC Enterprise System Revenue	4.000	06/01/2045	Aa1	1,965,000	2,336,660
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	176,949
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	375,445
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	290,848
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	262,807
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,263,160
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	577,805
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	537,334
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	537,745
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	1,049,967
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	593,985
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	415,000	488,517
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,750,000	1,913,660
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	1,000,000	1,086,330
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,313,941
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	572,460

					23,323,668
PREREFUNDED BONDS
14.25% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	329,075
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	1,000,000	1,053,140
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	533,640
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	846,870
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	531,870
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,336,599
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	587,070

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Capital Facilities Duke University	5.000%	10/01/2041	Aa1	$2,000,000	$2,331,480
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	812,025
New Hanover County NC Hospital Revenue New Hanover Regional Medical**	5.000	10/01/2034	NR	1,500,000	1,842,915
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	505,775
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	541,075
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	656,523
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,103,400
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,037,642
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,655,100
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	991,782
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,162,682
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	853,352

					22,712,015
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.31% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	576,550
Appalachian NC State University**	5.000	05/01/2036	A1	1,000,000	1,225,590
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,630
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	326,154
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	312,415
NC State Capital Facilities Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,006,880
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	379,843
Scotland County NC	5.000	12/01/2033	A*	250,000	300,930
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,582,943
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	863,175
University of NC at Charlotte Board of Governors	4.000	10/01/2040	Aa3	305,000	358,634
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	303,090
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	886,688
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,159,380
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	463,172
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	288,628
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	288,325
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	867,750
University of NC Greensboro	4.000%	04/01/2036	Aa3	$500,000	$575,590
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	516,528
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	450,881
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	473,392
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,594,590
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	627,097
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	560,045
University of North Carolina	5.000	10/01/2033	A3	30,000	30,103
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,221,390
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,204,730
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	944,510

					19,614,633
REFUNDING BONDS
6.17% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	276,353
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,146,380
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	894,155
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	858,960
Chatham County NC	5.000	11/01/2032	Aa2	825,000	959,624
Durham County NC	4.000	06/01/2036	Aaa	225,000	270,284
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	287,255
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,461,900
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	526,806
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	285,088

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rockingham County NC Limited Obligation	4.500%	04/01/2032	Aa3	$500,000	$560,770
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,144,670
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	572,925
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	441,027
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	141,579

					9,827,776
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.51% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	263,386
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	735,930
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,570,980
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	856,553
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	638,891
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	750,000	868,185
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,572,626
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,033,710
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	206,666
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,041,380

					8,788,307
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.62% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	688,488
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,218,470
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	418,564
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	341,173
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,731,045
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	408,635
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	414,426
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	546,965

					5,767,766
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.54% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	226,750
NC State Limited Obligation	4.000	05/01/2035	Aa1	100,000	122,052
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	795,101
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	624,160
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	3,003,705
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	291,668
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	580,815

					5,644,251
AIRPORT REVENUE BONDS
3.21% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,219,009
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	303,833
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	573,150
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	851,151
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,607,940
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	556,699

					5,111,782

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS 1.04% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2032	Aa1	$1,500,000	$1,662,315

Total Investments 99.14% of Net Assets (cost $147,942,064) (See (a) below for further explanation)					$157,988,786

Other assets in excess of liabilities .86%					1,378,028

Net Assets 100%					$159,366,814

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $147,942,064 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$10,096,309
Unrealized depreciation	(49,587)

Net unrealized appreciation	$10,046,722

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	157,988,786
Level 3	Significant Unobservable Inputs	—

$157,988,786

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $147,942,064)		$157,988,786
Cash		428,791
Receivable for fund shares sold		6,988
Interest receivable		1,368,211

Total assets		159,792,776
LIABILITIES:
Payable for:
Distributions to shareholders	276,808
Fund shares redeemed	38,902
Investment advisory fee	67,125
Transfer agent fee	27,654
Trustees fees	1,324
Professional fees	5,426
Custodian expense	967
Accrued expenses	7,756

Total liabilities		425,962

NET ASSETS:
Capital		150,762,185
Total distributable earnings		8,604,629

Net assets at value		$159,366,814

NET ASSET VALUE, offering price and redemption price per share (13,300,751 shares outstanding; unlimited number of shares authorized; no par value)		$11.98

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$2,199,005

Expenses:
Investment advisory fee	395,226
Transfer agent fee	102,688
Professional fees	14,706
Custodian expense	10,569
Trustees fees	8,559
Pricing fees	6,806
Registration fees	2,808
Compliance expense	3,630
Other expenses	14,198

Total expenses	559,190
Custodian expense reduction (Note 7)	(37)

Net expenses	559,153

Net investment income	1,639,852

Realized and unrealized gain/(loss) on investments:
Net realized gain	7,349
Net change in unrealized appreciation/depreciation	(1,013,413)

Net realized and unrealized loss on investments	(1,006,064)

Net increase in net assets resulting from operations	$633,788

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$1,639,852	$3,362,950
Net realized gain on investments	7,349	132,706
Net change in unrealized appreciation/depreciation	(1,013,413)	1,574,326

Net increase in net assets resulting from operations	633,788	5,069,982
Total distributions (Note 6)	(1,639,852)	(3,362,950)
Net Fund share transactions (Note 4)	(2,695,972)	(3,926)

Total increase/(decrease)	(3,702,036)	1,703,106
Net assets:
Beginning of period	163,068,850	161,365,744

End of period	$159,366,814	$163,068,850

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six months ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.05		$11.93	$11.68	$11.34	$11.50	$12.02

Income from investment operations:
Net investment income	0.12		0.25	0.27	0.29	0.31	0.32
Net gains/(losses) on investments	(0.07)		0.12	0.25	0.34	(0.16)	(0.52)

Total from investment operations	0.05		0.37	0.52	0.63	0.15	(0.20)
Less distributions:
Distributions from net investment income	(0.12)		(0.25)	(0.27)	(0.29)	(0.31)	(0.32)

Net asset value, end of period	$11.98		$12.05	$11.93	$11.68	$11.34	$11.50

Total return	0.41%	(b)	3.12%	4.48%	5.69%	1.27%	(1.68)%
Net assets, end of period (in thousands)	$159,367		$163,069	$161,366	$146,078	$131,178	$139,272
Ratio of net expenses to average net assets (a)	0.68%	(c)	0.68%	0.69%	0.70%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.68%	(c)	0.68%	0.69%	0.71%	0.71%	0.69%
Ratio of net investment income to average net assets	1.99%	(c)	2.07%	2.27%	2.58%	2.66%	2.73%
Portfolio turnover	4.31%	(b)	7.79%	9.88%	13.02%	11.76%	11.50%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
23.00% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$294,475
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	593,238
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	128,098
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	286,395
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	472,448
University of NC Wilmington	4.000	06/01/2029	A1	750,000	851,490
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	226,414
Western Carolina University	5.000	10/01/2025	Aa3	225,000	261,108

					3,113,666
MUNICIPAL UTILITY REVENUE BONDS
15.85% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa3	250,000	285,957
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	283,270
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	377,993
Lincoln County NC Enterprise System Revenue	5.000	08/01/2029	AA*	100,000	128,972
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	111,275
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	227,971
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	153,965
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	144,984
Pender County NC Limited Obligation	5.000	06/01/2027	Aa3	100,000	122,398
Pender County NC Limited Obligation	5.000	06/01/2028	Aa3	100,000	125,436
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	182,778

					2,144,999
REFUNDING BONDS
14.09% of Net Assets
Bertie County Limited Obligation**	4.000	06/01/2022	A2	200,000	203,070
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	126,993
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	26,675
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	105,139
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	117,134
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	270,305
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	264,680
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	113,483
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	179,146
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	144,423
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	250,320
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	106,477

					1,907,845
SCHOOL IMPROVEMENT BONDS
10.59% of Net Assets
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	266,673
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	291,335
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	93,150
Scotland County NC	5.000	12/01/2025	A*	270,000	313,296
Scotland County NC	5.000	12/01/2026	A*	250,000	297,993
Scotland County NC	5.000	12/01/2027	A*	140,000	171,013

					1,433,460
PUBLIC FACILITIES REVENUE BONDS 10.44% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	574,290
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	170,473
Greenville NC Limited Obligation	5.000	06/01/2029	AA-*	150,000	190,820
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	312,995
Surry County NC Limited Olbligation	5.000	10/01/2030	Aa3	125,000	164,828

					1,413,406

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS 6.12% of Net Assets
Dare County NC Limited Obligation	5.000%	06/01/2024	Aa2	$335,000	$341,680
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	207,140
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	280,484

					829,304
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS 3.72% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	136,010
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	25,535
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	341,849

					503,394
HOSPITAL AND HEALTHCARE REVENUE BONDS 3.38% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	263,070
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	195,160

					458,230
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.34% of Net Assets
Wilmington NC Limited Obligation	4.000	06/01/2029	Aa1	150,000	182,808
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	133,391

					316,199
AD VALOREM PROPERTY BONDS
2.01% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	272,810

LEASE REVENUE BONDS
1.87% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	253,668

ESCROWED TO MATURITY BONDS
1.62% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	220,000

AIRPORT REVENUE BONDS
.73% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	98,390

Total Investments 95.76% of Net Assets					$12,965,371

(cost $12,370,967) (See (a) below for further explanation)
Other assets in excess of liabilities 4.24%					574,328

Net Assets 100%					$13,539,699

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $12,370,967 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$601,494
Unrealized depreciation	(7,090)

Net unrealized appreciation	$594,404

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2021

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,965,371
Level 3	Significant Unobservable Inputs	—

$12,965,371

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $12,370,967)		$12,965,371
Cash		493,778
Interest receivable		110,169

Total assets		13,569,318
LIABILITIES:
Payable for:
Distributions to shareholders	4,606
Fund shares redeemed	2,505
Investment advisory fee	3,267
Transfer agent fee	1,696
Professional fees	3,962
Custodian expense	1,368
Trustees fees	1,560
Accrued expenses	10,655

Total liabilities		29,619

NET ASSETS:
Capital		12,945,295
Total distributable earnings		594,404

Net assets at value		$13,539,699

NET ASSET VALUE, offering price and redemption price per share (1,222,099 shares outstanding; unlimited number of shares authorized; no par value)		$11.08

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$149,637

Expenses:
Investment advisory fee	33,822
Transfer agent fee	10,146
Registration fees	4,493
Compliance fees	3,646
Custodian expense	2,750
Pricing fees	2,802
Professional fees	1,190
Trustees fees	694
Other expenses	2,421

Total expenses	61,964
Fees waived by Adviser (Note 2)	(14,586)
Custodian expense reduction (Note 7)	(9)

Net expenses	47,369

Net investment income	102,268
Net change in unrealized appreciation/depreciation	(109,606)

Net decrease in net assets resulting from operations	$(7,338)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 06/30/2021
Operations:
Net investment income	$102,268	$206,892
Net realized gain on investments	—	48
Net change in unrealized appreciation/depreciation	(109,606)	(31,639)

Net increase/(decrease) in net assets resulting from operations	(7,338)	175,301
Total distributions (Note 6)	(102,316)	(208,402)
Net Fund share transactions (Note 4)	409,656	295,632

Total increase	300,002	262,531
Net assets:
Beginning of period	13,239,697	12,977,166

End of period	$13,539,699	$13,239,697

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.17		$11.20	$11.02	$10.64	$10.85	$11.05

Income from investment operations:
Net investment income	0.08		0.18	0.17	0.17	0.16	0.16
Net gains/(losses) on investments	(0.09)		(0.03)	0.18	0.38	(0.21)	(0.20)

Total from investment operations	(0.01)		0.15	0.35	0.55	(0.05)	(0.04)
Less distributions:
Distributions from net investment income	(0.08)		(0.18)	(0.17)	(0.17)	(0.16)	(0.16)
Distributions from capital gains	0.00	(b)	0.00 (b)	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.08		$11.17	$11.20	$11.02	$10.64	$10.85

Total return	(0.05	)%(c)	1.32%	3.24%	5.19%	(0.45)%	(0.33)%
Net assets, end of period (in thousands)	$13,540		$13,240	$12,977	$19,504	$22,267	$21,930
Ratio of net expenses to average net assets (a)	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.73%
Ratio of gross expenses to average net assets	0.92	%(d)	0.95%	0.91%	0.88%	0.86%	0.82%
Ratio of net investment income to average net assets	1.52	%(d)	1.56%	1.56%	1.55%	1.50%	1.49%
Portfolio turnover	0.77	%(c)	1.94%	9.59%	13.59%	21.80%	11.15%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
26.46% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA*	$250,000	$288,453
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,675,308
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	579,440
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,718,464
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	953,783
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	886,770
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	828,443
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	286,680
Franklin TN Water & Sewer System Revenue	4.000	02/01/2040	Aa2	710,000	858,184
Franklin TN Water & Sewer System Revenue	4.000	02/01/2041	Aa2	740,000	892,359
Franklin TN Water & Sewer System Revenue	4.000	02/01/2042	Aa2	770,000	926,364
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	355,062
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,123,620
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	558,675
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,030,930
Harpeth Valley TN Utilities District	4.000	09/01/2045	AA+*	150,000	175,992
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,041,290
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	282,815
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	282,338
Memphis TN Electric System Revenue	3.000	12/01/2037	Aa2	500,000	550,950
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	887,879
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	929,048
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,520,501
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	612,730
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	551,740
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	550,740
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	303,685
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	307,959
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	590,600

					22,550,802
PREREFUNDED BONDS
24.41% of Net Assets
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,644,071
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	525,620
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,051,130
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	266,826
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	254,842
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,415,788
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,611,525
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	811,134
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	3,250,000	3,479,450
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa2	500,000	535,300
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa2	575,000	615,595
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa2	2,265,000	2,424,909
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	761,708
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	741,533
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	700,000	790,202
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,334,640
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,039,860
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	511,630

					20,815,763

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
13.77% of Net Assets
Coffee County TN	4.000%	06/01/2037	AA-*	$500,000	$590,885
Coffee County TN	4.000	06/01/2041	AA-*	620,000	727,930
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	315,195
Franklin TN Special School District	4.000	06/01/2046	Aa1	750,000	905,303
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,363,486
Montgomery County TN	4.000	04/01/2036	AA*	260,000	298,501
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	2,201,144
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,401,108
Shelby County TN	5.000	04/01/2037	Aa1	500,000	605,170
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,685,134
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	768,983
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	236,030
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	644,529

					11,743,398
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.82% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital	4.000	11/15/2048	A*	900,000	1,009,395
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,951,050
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,117,257
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,841,601
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	600,730

					7,520,033
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.31% of Net Assets
Germantown TN	3.000	12/01/2050	Aaa	415,000	455,687
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	627,231
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,267,403
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,705,435
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	579,495
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	592,440
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,853,250

					7,080,941
REFUNDING BONDS
5.49% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,178,080
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	479,245
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	550,040
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	274,250
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,102,210
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	275,137
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	274,840
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	548,500

					4,682,302
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.02% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	206,242
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	1,052,664
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,177,877
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	994,630

					3,431,413

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
3.67% of Net Assets
Memphis Shelby County TN Airport Authority	4.000%	07/01/2038	A2	$500,000	$590,660
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	919,928
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	287,198
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,327,387

					3,125,173
PUBLIC FACILITIES REVENUE BONDS
3.52% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,488,588
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	881,200
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	631,978

					3,001,766
Total Investments 98.47% of Net Assets (cost $78,663,106) (See (a) below for further explanation)					$83,951,591

Other assets in excess of liabilities 1.53%					1,306,721

Net Assets 100%					$85,258,312

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $78,663,106 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,305,560
Unrealized depreciation	(17,075)

Net unrealized appreciation	$5,288,485

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	83,951,591
Level 3	Significant Unobservable Inputs	—

$83,951,591

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $78,663,106)		$83,951,591
Cash		490,058
Interest receivable		1,074,181

Total assets		85,515,830
LIABILITIES:
Payable for:
Distributions to shareholders	190,025
Fund shares redeemed	8,053
Investment advisory fee	37,253
Transfer agent fee	9,482
Professional fees	6,040
Custodian expense	1,256
Trustees fees	2,238
Accrued expenses	3,171

Total liabilities		257,518

NET ASSETS:
Capital		80,128,979
Total distributable earnings		5,129,333

Net assets at value		$85,258,312

NET ASSET VALUE, offering price and redemption price per share (7,344,753 shares outstanding; unlimited number of shares authorized; no par value)		$11.61

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$1,278,000

Expenses:
Investment advisory fee	216,354
Transfer agent fee	54,950
Professional fees	7,669
Custodian expense	6,537
Compliance fees	3,277
Trustees fees	4,494
Pricing fees	5,042
Registration expense	2,547
Other expenses	4,331

Total expenses	305,201
Fees waived by Adviser (Note 2)	(3,579)
Custodian expense reduction (Note 7)	(23)

Net expenses	301,599

Net investment income	976,401

Realized and unrealized gain/(loss) on investments:
Net realized gain	13,241
Net change in unrealized appreciation/depreciation	(766,134)

Net realized and unrealized loss on investments	(752,893)

Net increase in net assets resulting from operations	$223,508

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the six months ended December 31, 2021 and the year ended June 30, 2021

	Six Months Ended 12/31/2021	Year Ended 06/30/2021
Operations:
Net investment income	$976,401	$2,146,230
Net realized gain on investments	13,241	156,369
Net change in unrealized appreciation/depreciation	(766,134)	268,393

Net increase in net assets resulting from operations	223,508	2,570,992
Total distributions (Note 6)	(976,401)	(2,169,427)
Net Fund share transactions (Note 4)	(135,577)	(9,934,989)

Total decrease	(888,470)	(9,533,424)
Net assets:
Beginning of period	86,146,782	95,680,206

End of period	$85,258,312	$86,146,782

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.71		$11.66	$11.51	$11.24	$11.44	$11.89

Income from investment operations:
Net investment income	0.13		0.27	0.28	0.30	0.31	0.33
Net gains/(losses) on investments	(0.10)		0.05	0.15	0.27	(0.20)	(0.45)

Total from investment operations	0.03		0.32	0.43	0.57	0.11	(0.12)
Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.28)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$11.61		$11.71	$11.66	$11.51	$11.24	$11.44

Total return	0.28%	(b)	2.84%	3.77%	5.12%	0.94%	(1.03)%
Net assets, end of period (in thousands)	$85,258		$86,147	$95,680	$104,207	$108,121	$108,260
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.71%	(c)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.28%	(c)	2.35%	2.42%	2.63%	2.70%	2.82%
Portfolio turnover	7.25%	(b)	2.75%	3.46%	6.46%	15.77%	9.27%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
23.21% of Net Assets
Chattanooga TN Electric Revenue**	5.000%	09/01/2023	AA*	$250,000	$269,562
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	289,372
Maryville TN	4.000	06/01/2029	Aa2	250,000	285,115
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa2	100,000	107,092
Springfield TN	5.000	06/01/2027	Aa3	245,000	299,439

					1,250,580
REFUNDING BONDS
21.33% of Net Assets
Maryville TN	5.000	06/01/2026	Aa2	350,000	416,350
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	380,118
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa2	200,000	240,375
Putnam County TN	4.000	04/01/2025	Aa2	100,000	111,475

					1,148,318
SCHOOL IMPROVEMENT BONDS
19.26% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	284,373
Milan TN Special School District	5.000	03/01/2028	AA*	170,000	210,795
Rhea County TN	4.000	04/01/2025	A1	250,000	252,310
White County TN	4.000	06/01/2027	AA-*	260,000	289,476

					1,036,954
PUBLIC FACILITIES REVENUE BONDS
19.21% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	95,000	95,305
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	282,062
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	133,689
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	204,970
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	210,300
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	107,846

					1,034,172
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.31% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	138,251
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	111,922
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	250,890

					501,063
AIRPORT REVENUE BONDS
1.96% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	105,564

PREREFUNDED BONDS
1.89% of Net Assets
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	20,377
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	81,502

					101,879

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.72% of Net Assets
Selmer TN	4.000%	06/01/2025	AA*	$35,000	$39,031

Total Investments 96.89% of Net Assets (cost $4,981,050) (See (a) below for further explanation)					$5,217,561

Other assets in excess of liabilities 3.11%					167,204

Net Assets 100%					$5,384,765

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $4,981,050 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$239,766
Unrealized depreciation	(3,255)

Net unrealized appreciation	$236,511

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,217,561
Level 3	Significant Unobservable Inputs	—

$5,217,561

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2021

ASSETS:
Investments in securities, at fair value (Cost: $4,981,050)		$5,217,561
Cash		124,474
Interest receivable		55,868

Total assets		5,397,903
LIABILITIES:
Payable for:
Distributions to shareholders	1,214
Fund shares redeemed	863
Investment advisory fee	591
Transfer agent fee	811
Professional fees	2,283
Pricing fees	1,789
Postage expense	1,149
Custodian expense	612
Trustees fees	761
Accrued expenses	3,065

Total liabilities		13,138

NET ASSETS:
Capital		5,396,505
Total accumulated loss		(11,740)

Net assets at value		$5,384,765

NET ASSET VALUE, offering price and redemption price per share (497,319 shares outstanding; unlimited number of shares authorized; no par value)		$10.83

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$63,918

Expenses:
Investment advisory fee	14,122
Transfer agent fee	4,237
Registration expense	4,094
Custodian expense	2,450
Compliance fees	3,598
Pricing expense	1,935
Professional fees	516
Trustees fees	305
Other expenses	1,284

Total expenses	32,541
Fees waived by Adviser (Note 2)	(12,777)
Custodian expense reduction (Note 7)	(8)

Net expenses	19,756

Net investment income	44,162

Realized and unrealized gain/(loss) on investments:
Net realized gain	2,808
Net change in unrealized appreciation/depreciation	(59,276)

Net realized and unrealized loss on investments	(56,468)

Net decrease in net assets resulting from operations	$(12,306)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the six months ended December 31, 2021 and the year ended June 30, 2021

	Six Months Ended 12/31/2021	Year Ended 06/30/2021
Operations:
Net investment income	$44,162	$97,031
Net realized gain on investments	2,808	18,522
Net change in unrealized appreciation/depreciation	(59,276)	(62,358)

Net increase/(decrease) in net assets resulting from operations	(12,306)	53,195
Total distributions (Note 6)	(44,162)	(97,031)
Net Fund share transactions (Note 4)	(480,870)	(634,312)

Total decrease	(537,338)	(678,148)
Net assets:
Beginning of period	5,922,103	6,600,251

End of period	$5,384,765	$5,922,103

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.94		$11.02	$10.82	$10.52	$10.70	$10.93

Income from investment operations:
Net investment income	0.09		0.17	0.17	0.17	0.16	0.17
Net gains/(losses) on investments both realized and unrealized	(0.11)		(0.08)	0.20	0.30	(0.18)	(0.23)

Total from investment operations	(0.02)		0.09	0.37	0.47	(0.02)	(0.06)
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.17)	(0.17)	(0.16)	(0.17)

Net asset value, end of period	$10.83		$10.94	$11.02	$10.82	$10.52	$10.70

Total return	(0.22)%	(b)	0.81%	3.49%	4.48%	(0.17)%	(0.54)%
Net assets, end of period (in thousands)	$5,385		$5,922	$6,600	$7,239	$10,003	$10,499
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.71%	0.70%	0.75%
Ratio of gross expenses to average net assets	1.16%	(c)	1.12%	1.14%	1.08%	0.98%	0.88%
Ratio of net investment income to average net assets	1.58%	(c)	1.54%	1.60%	1.57%	1.53%	1.59%
Portfolio turnover	0.00%	(b)	5.75%	4.55%	10.64%	22.75%	10.95%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
61.64% of Net Assets
Federal Farm Credit Bank**	5.250%	10/25/2022	Aaa	$1,150,000	$1,197,910
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,733,033
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,090,260
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	1,061,333

					7,082,536
FEDERAL HOME LOAN BANK
32.59% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,953,340
Federal Home Loan Bank	5.750	06/10/2022	Aaa	1,750,000	1,791,949

					3,745,289
FEDERAL HOME LOAN MORTAGE CORPORATION
4.17% of Net Assets
Federal Home Loan Mortage Corporation	1.400	07/28/2032	Aaa	500,000	478,962

Total Investments 98.40% of Net Assets (cost $11,021,321) (See (a) below for further explanation)					$11,306,787

Other assets in excess of liabilities 1.60%					184,065

Net Assets 100%					$11,490,852

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,021,321 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$306,005
Unrealized depreciation	(20,539)

Net unrealized appreciation	$285,466

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$11,306,787
Level 3	Significant Unobservable Inputs	—

$11,306,787

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,021,321)		$11,306,787
Cash		69,748
Interest receivable		138,805

Total assets		11,515,340
LIABILITIES:
Payable for:
Distributions to shareholders	4,101
Fund shares redeemed	7,157
Investment advisory fee	1,599
Transfer agent fee	1,467
Professional fees	1,519
Custodian expense	141
Trustee fees	697
Accrued expenses	7,807

Total liabilities		24,488

NET ASSETS:
Capital		11,252,253
Total distributable earnings		238,599

Net assets at value		$11,490,852

NET ASSET VALUE, offering price and redemption price per share (1,157,855 shares outstanding; unlimited number of shares authorized; no par value)		$9.92

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$175,540

Expenses:
Investment advisory fee	11,907
Transfer agent fee	8,930
Custodian expense	3,079
Printing expense	2,760
Registration expense	5,624
Compliance fees	3,680
Pricing fees	3,496
Professional fees	1,088
Trustee fees	656
Other expenses	2,266

Total expenses	43,486
Fees waived by Adviser (Note 2)	(1,801)
Custodian expense reduction (Note 7)	(11)

Net expenses	41,674

Net investment income	133,866

Realized and unrealized gain/(loss) on investments:
Net realized gain	5,071
Net change in unrealized appreciation/depreciation	(204,452)

Net realized and unrealized loss on investments	(199,381)

Net decrease in net assets resulting from operations	$(65,515)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$133,866	$345,153
Net realized gain on investments	5,071	89,183
Net change in unrealized appreciation/depreciation	(204,452)	(504,094)

Net decrease in net assets resulting from operations	(65,515)	(69,758)
Total distributions (Note 6)	(133,866)	(345,153)
Net Fund share transactions (Note 4)	(353,799)	(3,218,481)

Total decrease	(553,180)	(3,633,392)
Net assets:
Beginning of period	12,044,032	15,677,424

End of period	$11,490,852	$12,044,032

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.09		$10.37	$10.12	$9.87	$10.23	$10.70

Income from investment operations:
Net investment income	0.11		0.23	0.24	0.25	0.25	0.26
Net gains/(losses) on investments	(0.17)		(0.28)	0.25	0.25	(0.36)	(0.47)

Total from investment operations	(0.06)		(0.05)	0.49	0.50	(0.11)	(0.21)
Less distributions:
Distributions from net investment income	(0.11)		(0.23)	(0.24)	(0.25)	(0.25)	(0.26)

Net asset value, end of period	$9.92		$10.09	$10.37	$10.12	$9.87	$10.23

Total return	(0.56	)%(b)	(0.49)%	4.88%	5.12%	(1.05)%	(1.99)%
Net assets, end of period (in thousands)	$11,491		$12,044	$15,677	$15,128	$15,033	$15,606
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.66%	0.68%	0.69%	0.61%	0.58%
Ratio of gross expenses to average net assets	0.74%	(c)	0.67%	0.68%	0.69%	0.61%	0.58%
Ratio of net investment income to average net assets	2.27%	(c)	2.25%	2.33%	2.50%	2.53%	2.49%
Portfolio turnover	0.00%	(b)	3.35%	5.07%	0.00%	1.99%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.00% of Net Assets
Alexandria LA Utilities	3.087%	05/01/2043	AA*	$300,000	$323,289
Barnesville GA Water & Sewer	3.175	09/01/2046	AA*	250,000	257,553
Benton WA Public Water Authority	3.200	10/01/2044	AA*	200,000	208,368
Cleveland OH Water	3.205	01/01/2042	Aa2	250,000	261,413
Eagle River CO Water & Sanitation District	3.010	12/01/2042	AA*	325,000	337,071
Franklin County WA Public Utility District	2.974	09/01/2041	A1	150,000	152,109
Grant County WA Public Utility District	3.336	01/01/2041	Aa3	125,000	130,961
KY State Rural Water Finance Corporation	3.000	08/01/2050	A+*	250,000	251,010
Lansing MI Board of Water & Light Utilities	3.525	07/01/2041	Aa3	300,000	324,108
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	312,778
New Orleans LA Sewage	2.939	06/01/2045	AA*	250,000	247,860
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	138,994
OK State Water Resources Board State Loan Program**	2.910	10/01/2045	AAA*	200,000	202,468
Pasco WA Water & Sewer Revenue	3.272	12/01/2040	AA-*	245,000	253,470
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	354,561
Russellville AR Water & Sewer	2.816	07/01/2040	AA*	245,000	249,334
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	409,714

					4,415,061
PUBLIC FACILITIES REVENUE BONDS
15.63% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	301,141
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	215,794
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	284,502
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	203,500
Oklahoma State Capitol Improvement Authority**	3.078	07/01/2040	AA-*	250,000	257,518
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	246,544
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	94,744
Tuscon AZ Certificate of Participation	4.831	07/01/2034	A1	130,000	162,360
Wilmington NC Limited Obligation	3.090	06/01/2040	Aa1	250,000	265,228

					2,031,331
PREREFUNDED BONDS
8.70% of Net Assets
TN Housing Development Agency	3.104	07/01/2040	Aa1	250,000	255,110
TN Housing Development Agency	3.254	01/01/2045	Aa1	150,000	153,863
Uptown Development Authority Texas	3.464	09/01/2040	A2	200,000	211,174
VA State Housing Development	3.130	11/01/2045	Aa1	250,000	254,173
VA State Housing Development Authority	3.230	11/01/2050	Aa1	250,000	255,736

					1,130,056
SCHOOL IMPROVEMENT BONDS
7.91% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	270,025
Sedgwick County KS Unified School District	3.002	10/01/2043	Aa3	250,000	255,255
Sparta MI Area Schools	3.009	05/01/2046	AA*	250,000	252,412
White Settlement TX Independent School District	2.843	08/15/2045	AAA*	250,000	250,053

					1,027,745
REFUNDING BONDS
7.39% of Net Assets
Homewood AL Warrants	2.753	09/01/2046	Aa2	250,000	251,205
Leeds AL	3.097	05/01/2048	AA*	300,000	307,065
Oxford AL	2.684	01/01/2045	Aa2	400,000	401,260

					959,530
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.34% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	234,500

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2	$100,000	$153,761
Michigan State University Revenues**	4.496	08/15/2048	Aa2	375,000	429,442
OK Development Finance Authority	2.930	06/01/2041	AA-*	135,000	136,104

					953,807
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.29% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	303,688
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	130,859
Sherwood OR	2.716	06/01/2041	Aa2	250,000	251,987

					686,534
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.26% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	423,010

MARINA/PORT AUTHORITY REVENUE BONDS
2.37% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	307,212

AD VALOREM PROPERTY BONDS
2.02% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	261,972

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.00% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	259,215

MASS TRANSIT BONDS
1.98% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2	250,000	256,873

AIRPORT REVENUE BONDS
.99% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	129,074

Total Investments 98.88% of Net Assets (cost $11,971,079) (See (a) below for further explanation)					$12,841,420

Other assets in excess of liabilities 1.12%					145,429

Net Assets 100%					$12,986,849

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,989,726 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$817,149
Unrealized depreciation	(5,455)

Net unrealized appreciation	$811,694

Other Information

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,841,420
Level 3	Significant Unobservable Inputs	—

$12,841,420

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,971,079)		$12,841,420
Cash		50,647
Interest receivable		128,747

Total assets		13,020,814
LIABILITIES:
Payable for:
Distributions to shareholders	7,231
Investment advisory fee	3,011
Transfer agent fee	1,737
Trustees fees	6,465
Professional fees	4,415
Registration expense	5,813
Custodian expense	2,479
Accrued expenses	2,814

Total liabilities		33,965

NET ASSETS:
Capital		12,232,916
Total distributable earnings		753,933

Net assets at value		$12,986,849

NET ASSET VALUE, offering price and redemption price per share (1,272,522 shares outstanding; unlimited number of shares authorized; no par value)		$10.21

STATEMENT OF OPERATIONS

For the six months ended December 31, 2021

Net investment income:
Interest income	$253,131

Expenses:
Investment advisory fee	37,522
Transfer agent fee	11,257
Registration expense	8,653
Custodian expense	3,083
Compliance fees	3,630
Pricing fees	2,329
Professional fees	1,339
Trustees fees	777
Other expenses	1,819

Total expenses	70,409
Fees waived by Adviser (Note 2)	(17,760)
Custodian expense reduction (Note 7)	(11)

Net expenses	52,638

Net investment income	200,493

Realized and unrealized loss on investments:
Net realized loss	(78,878)
Net change in unrealized appreciation/depreciation	(38,801)

Net realized and unrealized loss on investments	(117,679)

Net increase in net assets resulting from operations	$82,814

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2021 and the year ended June 30, 2021	UNAUDITED

	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Operations:
Net investment income	$200,493	$469,550
Net realized gain/(loss) on investments	(78,878)	13,018
Net change in unrealized appreciation/depreciation	(38,801)	(93,169)

Net increase in net assets resulting from operations	82,814	389,399
Total distributions (Note 6)	(203,201)	(558,521)
Net Fund share transactions (Note 4)	(1,488,988)	1,042,989

Total increase/(decrease)	(1,609,375)	873,867
Net assets:
Beginning of period	14,596,224	13,722,357

End of period	$12,986,849	$14,596,224

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2021		For the years ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.28		$10.40	$10.39	$10.24	$10.48	$10.98

Income from investment operations:
Net investment income	0.14		0.34	0.52	0.51	0.51	0.47
Net gains/(losses) on investments	(0.07)		(0.06)	0.01	0.15	(0.24)	(0.43)

Total from investment operations	0.07		0.28	0.53	0.66	0.27	0.04
Less distributions:
Distributions from net investment income	(0.14)		(0.34)	(0.52)	(0.51)	(0.51)	(0.47)
Distributions from capital gains	0.00		(0.06)	0.00	0.00	0.00	(0.07)

Total distributions	(0.14)		(0.40)	(0.52)	(0.51)	(0.51)	(0.54)

Net asset value, end of period	$10.21		$10.28	$10.40	$10.39	$10.24	$10.48

Total return	0.69%	(b)	2.72%	5.20%	6.64%	2.66%	0.78%
Net assets, end of period (in thousands)	$12,987		$14,596	$13,722	$12,239	$10,957	$11,037
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.62%
Ratio of gross expenses to average net assets	0.95%	(c)	0.96%	1.02%	1.00%	0.92%	0.74%
Ratio of net investment income to average net assets	2.83%	(c)	3.30%	4.62%	4.99%	4.95%	4.79%
Portfolio turnover	6.90%	(b)	33.27%	16.28%	3.58%	4.31%	11.04%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Board of Trustees of the Trust (the “Board”). The Board is responsible for, among other things, determining and monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Pricing Review Committee to fair value the security in accordance with policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Pricing Review Committee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Pricing Review Committee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. The Valuation Committee convenes

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1.	Organization and Significant Accounting Policies, continued

as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2021, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the six months ended December 31, 2021. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2021 have been evaluated by Dupree & Company, Inc (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2021, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$15,160
Kentucky Tax-Free Income Series	-0-
Kentucky Tax-Free Short-to-Medium Series	17,371
Mississippi Tax-Free Income Series	14,184
North Carolina Tax-Free Income Series	-0-
North Carolina Tax-Free Short-to-Medium Series	14,586
Tennessee Tax-Free Income Series	3,579
Tennessee Tax-Free Short-to-Medium Series	12,777
Intermediate Government Bond Series	1,801
Taxable Municipal Bond Series	17,760

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2021, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2021, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,112,706	$304,044
Kentucky Tax-Free Income Series	61,776,095	60,702,941
Kentucky Tax-Free Short-to-Medium Series	3,466,585	1,785,000
Mississippi Tax-Free Income Series	498,481	745,734
North Carolina Tax-Free Income Series	7,026,473	8,906,124
North Carolina Tax-Free Short-to-Medium Series	358,597	100,000
Tennessee Tax-Free Income Series	6,171,150	6,411,060
Tennessee Tax-Free Short-to-Medium Series	-0-	461,656
Intermediate Government Bond Series	-0-	259,278
Taxable Municipal Bond Series	1,000,000	2,380,194

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

4.	Capital Shares

As of December 31, 2021, and June 30, 2021, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	123,237	$1,577,449	293,496	$3,764,316
Shares reinvested	10,319	131,626	19,958	255,760
Shares redeemed	(61,128)	(783,397)	(259,812)	(3,338,207)
Net increase	72,428	$925,678	53,642	$681,869

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	7,474,541	$59,795,767	16,706,588	$133,445,698
Shares reinvested	793,434	6,315,604	1,716,683	13,703,841
Shares redeemed	(5,597,499)	(44,775,887)	(16,656,182)	(133,013,154)
Net increase	2,670,476	$21,335,484	1,767,089	$14,136,385

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	650,665	$3,508,518	981,085	$5,340,565
Shares reinvested	35,110	189,264	75,976	413,264
Shares redeemed	(410,031)	(2,212,415)	(1,483,345)	(8,070,761)
Net increase/(decrease)	275,744	$1,485,367	(426,284)	$(2,316,932)

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	45,510	$561,089	139,052	$1,722,024
Shares reinvested	4,282	52,636	8,134	100,664
Shares redeemed	(50,189)	(621,678)	(125,113)	(1,551,245)
Net increase/(decrease)	(397)	$(7,953)	22,073	$271,443

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,100,224	$13,256,866	2,470,661	$29,730,671
Shares reinvested	89,855	1,075,095	174,207	2,091,395
Shares redeemed	(1,419,783)	(17,027,933)	(2,644,285)	(31,825,992)
Net increase/(decrease)	(229,704)	$(2,695,972)	583	$(3,926)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	46,277	$515,195	100,230	$1,125,345
Shares reinvested	6,756	75,144	13,703	153,756
Shares redeemed	(16,208)	(180,683)	(87,590)	(983,469)
Net increase	36,825	$409,656	26,343	$295,632

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	248,328	$2,898,855	471,541	$5,524,640
Shares reinvested	49,804	578,221	113,232	1,324,566
Shares redeemed	(309,617)	(3,612,653)	(1,434,600)	(16,784,195)
Net decrease	(11,485)	$(135,577)	(849,827)	$(9,934,989)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,637	$50,578	47,536	$523,861
Shares reinvested	3,288	35,778	6,690	73,621
Shares redeemed	(51,989)	(567,226)	(111,880)	(1,231,794)
Net decrease	(44,064)	$(480,870)	(57,654)	$(634,312)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	26,636	$267,006	143,600	$1,473,275
Shares reinvested	10,937	109,385	28,503	291,636
Shares redeemed	(73,005)	(730,190)	(490,423)	(4,983,392)
Net decrease	(35,432)	$(353,799)	(318,320)	$(3,218,481)

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2021		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	128,369	$1,332,803	241,742	$2,502,800
Shares reinvested	14,646	151,054	38,485	397,308
Shares redeemed	(289,793)	(2,972,845)	(180,823)	(1,857,119)
Net increase/(decrease)	(146,778)	$(1,488,988)	99,404	$1,042,989

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series,

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

5.	Principal Risks, continued

Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (“NAV”) of our shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

Since these Funds are non-diversified, they may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

5.	Principal Risks, continued

revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

6.	Federal Income Taxes

At June 30, 2021, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term		Total
Kentucky Tax-Free Short-to-Medium Series	$90,941	$		$90,941
North Carolina Tax-Free Income Series	1,223,284		226,158	1,449,442
Tennessee Tax-Free Income Series	149,197			149,197
Tennessee Tax-Free Short-to-Medium Series	2,170		248,889	251,059
Intermediate Government Bond Series	51,938			51,938
Taxable Municipal Bond Series			17,508	17,508

During the year ended June 30, 2021, the following Funds utilized capital loss carry-forwards as follows:

Alabama Tax Free Income Series	$71,405
Kentucky Tax-Free Short-to-Medium Series	23,245
North Carolina Tax-Free Income Series	132,706
Tennessee Tax-Free Income Series	156,369
Tennessee Tax-Free Short-to-Medium Series	20,692
Intermediate Government Bond Series	89,184

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the six months ended December 31, 2021, the Funds did not have any reclassification of net assets.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

6.	Federal Income Taxes, continued

The tax character of distributions paid for the six months ended December 31, 2021 and the year ended June 30, 2021 were as follows:

	Six months ended December 31, 2021			Year ended June 30, 2021
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$302,471	$—	$1,658	$625,892	$—	$—
Kentucky Tax-Free Income Series	11,557,005	3,399	51,267	24,521,135	—	505,459
Kentucky Tax-Free Short-to-Medium Series	356,346	—	—	781,394	—	—
Mississippi Tax-Free Income Series	114,548	—	20,443	251,706	—	21,270
North Carolina Tax-Free Income Series	1,639,852	—	—	3,362,950	—	—
North Carolina Tax-Free Short-to-Medium Series	102,268	—	48	206,892	1,510	—
Tennessee Tax-Free Income Series	976,401	—	—	2,169,427	—	—
Tennessee Tax-Free Short-to-Medium Series	44,162	—	—	97,031	—	—
Intermediate Government Bond Series	—	133,866	—	—	345,153	—
Taxable Municipal Bond Series	—	203,201	—	—	476,175	82,346

At June 30, 2021, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$		$83,653	$1,658	$1,999,255
Kentucky Tax-Free Income		—	2,733,716	37,008	69,687,725
Kentucky Tax-Free Short-to-Medium		—	27,073	—	1,935,736
Mississippi Tax-Free Income		—	37,856	20,016	732,449
North Carolina Tax-Free Income		—	271,257	—	11,060,135
North Carolina Tax-Free Short-to-Medium		—	4,382	48	704,010
Tennessee Tax-Free Income		—	190,807	—	6,054,619
Tennessee Tax-Free Short-to-Medium		—	1,839	—	295,787
Intermediate Government Bond		3,856	—	—	489,919
Taxable Municipal Bond Series		9,958	—	—	891,827

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Distributable Earnings
Alabama Tax-Free Income	$-0-	$(83,653)	$2,000,913
Kentucky Tax-Free Income	-0-	(2,733,716)	69,724,733
Kentucky Tax-Free Short-to-Medium	(90,941)	(27,073)	1,844,795
Mississippi Tax-Free Income	-0-	(37,856)	752,466
North Carolina Tax-Free Income	(1,449,442)	(271,257)	9,610,693
North Carolina Tax-Free Short-to-Medium	-0-	(4,382)	704,058
Tennessee Tax-Free Income	(149,197)	(214,004)	5,882,226
Tennessee Tax-Free Short-to-Medium	(251,059)	(1,839)	44,728
Intermediate Government Bond	(51,939)	(3,856)	437,980
Taxable Municipal Bond Series	(17,507)	(9,958)	874,320

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The agreement expires on August 22, 2022, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At December 31, 2021, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2021, the average interest rate on borrowings was 3.25% and the largest borrowing amount, the date of the largest borrowing and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$4,000	12/29/2021	$22
Kentucky Tax Free Income Series	-0-	N/A	-0-
Kentucky Tax-Free Short-to-Medium Series	-0-	N/A	-0-
Mississippi Tax-Free Income Series	-0-	N/A	-0-
North Carolina Tax-Free Income Series	903,000	12/15/2021	98,603
North Carolina Tax-Free Short-to-Medium Series	-0-	N/A	-0-
Tennessee Tax-Free Income Series	234,000	12/22/2021	4,853
Tennessee Short-to-Medium Tax-Free Series	97,000	10/05/2021	880
Intermediate Government Bond Series	480,000	10/08/2021	7,087
Taxable Municipal Bond Series	561,000	10/08/2021	7,701

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months, these credits reduced each Fund’s expenses by the amount shown on each Statement of Operations as “Custodian expense reduction.”

8.	Shares of Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At December 31, 2021, the following shareholders held over 25% of a Fund’s shares outstanding:

	Name of Shareholders	Percentage of Ownership
Mississippi Tax-Free Income Series	SEI Private Trust Company	31.76
Taxable Municipal Bond Series	Hardin County Water District No. 2	40.26

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee Chair of Nominating Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 – 2021; online business support services for equestrian events); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (a strategic marketing consultant; 2012-present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee Chair of Audit Committee	Indefinite Term/ Since October 2011	Vice President for Finance and Business, Transylvania University (2009 – 2021)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/ Since August 2019	Managing Member of Knox Consulting LLC (October 2020 – present), project management, advocacy, and organization-optimization services; General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020); Sr. Director of Philanthropy UK Health Care (2016 – 2017); Executive Director, Fayette Alliance (2006-2016)	10	N/A
Interested Trustees and Officers of the Trust:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President Interested Trustee	Annual Term/ President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Trustee since 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Secretary, Treasurer	Annual Term/ Vice President, Secretary & Treasurer, October 1999 – present	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President	Annual Term/ May 2018 – present	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003 – 2017)	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Trustee and officer information, continued

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – present)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of December 31, 2021, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent year ended June 30, 2021, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ended December 31, 2021, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Renewal of Advisory Agreements

In connection with a meeting held on October 28, 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Funds.

In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement and carefully evaluated the following factors: (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to each Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders. In its evaluation the Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser, including services provided by the Adviser as the Trust’s transfer agent, fund accountant and administrator. The Board reviewed the Adviser’s experience and the capabilities of its personnel, noting the consistency and

DUPREE MUTUAL FUNDS UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Renewal of Advisory Agreements, continued

longevity of the key employees employed by the Adviser. The Board spent considerable time discussing the effectiveness of the Adviser’s business continuity and disaster recovery plans, noting no material issues during the continued COVID-19 pandemic. The Board also discussed the Adviser’s compliance program, noting no concerns for 2021. The Board discussed the Adviser’s research and risk management processes. The Trustees considered intermediary fees and noted that such intermediaries are compensated from the Adviser’s assets, not the Funds. After further discussion and consideration of the personnel involved in servicing each Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund over the last 10 years and compared the performance of each Fund to the respective indices, peer groups and Morningstar categories. The Board considered the Adviser’s methodology to select the peer groups, noting no material changes in the Adviser’s selection process or peer group composition relative to the previous year, with the exception of a new peer group for the Taxable Municipal Bond Series, noting that this was a result of Morningstar’s reassignment of the Taxable Municipal Bond Fund to a newly created category. The Board considered the Adviser’s explanation that it was difficult to construct peer groups for the short-to-medium Funds due to the lack of comparable funds in the respective states, and further noted that all short term, single-state municipal bond funds in the Morningstar category were used to construct the short-to-medium peer group. Consequently, the Trustees noted that the short-to-medium Funds tended to perform differently from the indexes and peer groups due to differences in credit quality and duration.

The Board reviewed performance for each Fund over the 1-year, 5-year and 10-year periods, relative to each Fund’s respective indices, benchmarks and peer groups, noting that the benchmarks do not reflect fund fees and expenses. The Trustees noted that the Funds generally underperformed the applicable benchmarks and peer groups for the most recent 1-year period, but generally outperformed their peers for the 5-year and 10-year periods. The Trustees considered the Adviser’s explanation that the 1-year underperformance was generally explained by the fact that the Funds have shorter durations and higher credit quality relative to their peer groups. The Trustees further noted the Adviser’s explanation that Funds generally underperformed their respective benchmarks primarily because an index does not reflect any fund fees or expenses. After further discussion, the Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to the Adviser and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed to the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fee for the other Funds were equal to or higher than the peer groups and Morningstar category averages, but were within the range of fees charged by funds in the peer groups and Morningstar categories. The Board noted the Adviser’s explanation that the slightly higher fees charged by the Adviser were due to the smaller size of the Funds as compared to the size of the funds comprising the peer group and Morningstar categories. The Board observed that with respect to total operating expenses, the average expense ratios for all Funds, after voluntary fee waivers and reimbursements, were lower than the average expense ratios of the peer groups and Morningstar categories, with the exception of the Taxable Municipal bond Series whose average expense ratio is higher than the Morningstar category average. The Board noted that the Adviser voluntarily waived fees and reimbursed expenses to the extent necessary to keep total Fund operating expenses below 0.70% and noted that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period. The Board reviewed the advisory fee breakpoints currently in place for each Fund. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited income statement and balance sheet for the six-months ended June 30, 2021, a statement of income and expenses for the six-months ended June 30, 2021. The Board also considered the net profit margins realized on each Fund. The Board noted the Adviser’s explanation regarding the allocation of revenues and expenses, specifically noting that all marketing expenses are allocated to the Adviser. The Board discussed the methodology used by the Adviser in determining profitability and noted that it was the same methodology as used in previous years.

The Board considered the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Board noted the Adviser’s explanation that the transfer agency fees earned by the Adviser reflected its service to the Funds’ direct shareholders and the coordination of any trading and settlement issues

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Renewal of Advisory Agreements, continued

for all shareholders. The Board noted that Dupree does not charge separately for fund accounting and fund administration services, rather, such services are included in the investment advisory fee. The Trustees discussed the level and quality of services provided to shareholders by Dupree. The Board discussed the level and quality of services provided to shareholders by the Adviser. The Board reviewed transfer agency, administration and fund accounting fees (“Administrative Fees”) paid by a peer group of funds and compared those fees to the fees paid by the Trust. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Trustees noted the difficulty of comparing Administrative Fees due to different methods used to calculate and assess fees and the size of companies providing the services. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that each Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that renewal of the Investment Advisory Agreement would be in the best interests of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled

Actual Expenses, continued

“Expenses Paid During the Six Months Ended December 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2021	Beginning Account Value July 1, 2021*	Ending Account Value December 31, 2021**	Expenses Paid During the Six Months Ended December 31, 2021
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,001.81	$3.57
Hypothetical	.70	1,000.00	1,025.21	3.61
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	1,016.38	2.81
Hypothetical	.55	1,000.00	1,025.21	2.82
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	999.24	3.55
Hypothetical	.70	1,000.00	1,025.21	3.60
Mississippi Tax-Free Income Series
Actual	.70%	1,000.00	1,001.56	3.57
Hypothetical	.70	1,000.00	1,025.21	3.61
North Carolina Tax-Free Income Series
Actual	.68	1,000.00	1,002.07	3.43
Hypothetical	.68	1,000.00	1,025.21	3.47
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	999.75	3.56
Hypothetical	.70	1,000.00	1,025.21	3.60
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,001.41	3.55
Hypothetical	.70	1,000.00	1,025.21	3.59

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2021

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2021	Beginning Account Value July 1, 2021*	Ending Account Value December 31, 2021**	Expenses Paid During the Six Months Ended December 31, 2021
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	$1,000.00	$998.89	$3.56
Hypothetical	.70	1,000.00	1,025.21	3.60
Intermediate Government Bond Series
Actual	.70	1,000.00	997.18	3.37
Hypothetical	.70	1,000.00	1,025.21	3.42
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,003.48	3.57
Hypothetical	.70	1,000.00	1,025.21	3.61

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a)	Included as part of Item 1.
(b)	Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1)	Not applicable.
(2)	Certifications
(3)	Not applicable.
(4)	Not applicable.
(b)	Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo,
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: February 25, 2022

/s/ Michelle M. Dragoo
By:	Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 25, 2022